UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04719
The GAMCO Westwood Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO WESTWOOD FUNDS
Mighty MitesSM Fund
SmallCap Equity Fund
Income Fund
Equity Fund
Balanced Fund
Intermediate Bond Fund
Semi-Annual Report
March 31, 2010

GAMCO WEST WOOD FUNDS
(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns — March 31, 2010 (a)							Average Annual Returns — March 31, 2010 (a)(b)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	53.25%	7.68%	8.23%	11.30%	1.66%	1.65%	None	46.86%	6.58%	7.59%	10.74%	1.91%	1.90%	4.00%
SmallCap Equity	93.11	5.91	(1.59)	6.05	2.80	1.50	None	84.90	4.82	(2.12)	5.60	3.05	1.75	4.00
Income	41.80	1.72	9.57	6.60	2.93	1.50	None	35.91	0.64	8.88	6.07	3.18	1.75	4.00
Equity	40.25	3.25	2.91	9.89	1.57	1.57	None	34.39	2.16	2.23	9.48	1.82	1.82	4.00
Balanced	25.66	4.20	4.21	8.73	1.25	1.25	None	20.31	3.12	3.53	8.23	1.50	1.50	4.00
Intermediate Bond	4.99	4.42	5.16	5.62	1.54	1.00	None	0.83	3.47	4.63	5.33	1.64	1.10	4.00

	Class B Shares							Class C Shares
	Average Annual Returns — March 31, 2010 (a)(c)(e)							Average Annual Returns — March 31, 2010 (a)(d)(e)
						Current							Current
						Expense							Expense
						Ratio after							Ratio after
					Gross	Adviser	Maximum					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	47.16%	6.58%	7.53%	10.69%	2.41%	2.40%	5.00%	51.17%	6.90%	7.55%	10.71%	2.41%	2.40%	1.00%
SmallCap Equity	86.57	4.81	(2.23)	5.52	3.55	2.25	5.00	90.64	4.85	(2.27)	5.48	3.55	2.25	1.00
Income	Class B Shares have been discontinued							39.75	0.96	9.02	6.18	3.68	2.25	1.00
Equity	34.17	2.11	2.23	9.48	2.32	2.32	5.00	38.31	2.50	2.24	9.48	2.32	2.32	1.00
Balanced	19.64	3.05	3.52	8.22	2.00	2.00	5.00	23.62	3.43	3.57	8.25	2.00	2.00	1.00
Intermediate Bond	(0.70)	3.29	4.43	5.22	2.29	1.75	5.00	3.24	3.62	4.50	5.26	2.29	1.75	1.00

	Class I Shares
	Average Annual Returns — March 31, 2010 (a)(e)
						Current
						Expense
						Ratio after
					Gross	Adviser	Maximum
				Since	Expense	Reimburse-	Sales
	1 Year	5 Year	10 Year	Inception	Ratio	ments	Charge

Mighty MitesSM	53.69%	7.81%	8.30%	11.35%	1.41%	1.40%	None
SmallCap Equity	93.56	6.02	(1.54)	6.09	2.55	1.25	None
Income	42.15	1.83	9.63	6.64	2.68	1.25	None
Equity	40.52	3.39	2.98	9.92	1.32	1.32	None
Balanced	25.97	4.32	4.27	8.76	1.00	1.00	None
Intermediate Bond	5.34	4.52	5.21	5.65	1.29	0.75	None

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. For the SmallCap Equity, Income, and Intermediate Bond Funds, (and for the Mighty MitesSM Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2011 and are renewable annually by the Adviser. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

(b)	Includes the effect of the maximum 4.0% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the one year and five year periods of 5% and 2%, respectively, of the Fund’s net asset values (“NAV”) per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charge for the Class C Shares upon redemption at the end of the one year period of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

(e)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Mighty MitesSM	05/11/98	11/26/01	06/06/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	03/27/01	11/26/01	01/11/08
Income	09/30/97	05/09/01	11/26/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	03/27/01	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	03/27/01	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	03/27/01	10/22/01	01/11/08

Morningstar® Ratings Based on Risk Adjusted returns as of March 31, 2010.

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
	Morningstar		# of		# of		# of		# of
FUND	Category	Stars	Funds	Stars	Funds	Stars	Funds	Stars	Funds
GAMCO Westwood Mighty MitesSM AAA	Small Blend	* * * * *	562	* * * * *	562	* * * * *	471	* * * * *	248
GAMCO Westwood Mighty MitesSM A	Small Blend	* * * * *	562	* * * * *	562	* * * * *	471	* * * *	248
GAMCO Westwood Mighty MitesSM B	Small Blend	* * * * *	562	* * * * *	562	* * * * *	471	* * * *	248
GAMCO Westwood Mighty MitesSM C	Small Blend	* * * * *	562	* * * * *	562	* * * * *	471	* * * *	248
GAMCO Westwood Mighty MitesSM I	Small Blend	* * * * *	562	* * * * *	562	* * * * *	471	* * * * *	248

GAMCO Westwood SmallCap Equity AAA	Small Blend	* *	562	* * *	562	* * *	471	*	248
GAMCO Westwood SmallCap Equity B	Small Blend	* * *	562	* *	562	* * *	471	*	248
GAMCO Westwood SmallCap Equity I	Small Blend	* *	562	* * *	562	* * * *	471	*	248

GAMCO Westwood Income AAA	Moderate Allocation	* *	955	*	955	* *	777	* * * * *	445
GAMCO Westwood Income A	Moderate Allocation	*	955	*	955	*	777	* * * * *	445
GAMCO Westwood Income C	Moderate Allocation	*	955	*	955	*	777	* * * * *	445
GAMCO Westwood Income I	Moderate Allocation	* *	955	*	955	* *	777	* * * * *	445

GAMCO Westwood Equity AAA	Large Blend	* * * *	1,785	* * * *	1,785	* * * *	1,402	* * * *	731
GAMCO Westwood Equity A	Large Blend	* * * *	1,785	* * *	1,785	* * * *	1,402	* * * *	731
GAMCO Westwood Equity B	Large Blend	* * * *	1,785	* * *	1,785	* * * *	1,402	* * * *	731
GAMCO Westwood Equity C	Large Blend	* * * *	1,785	* * *	1,785	* * * *	1,402	* * * *	731
GAMCO Westwood Equity I	Large Blend	* * * *	1,785	* * * *	1,785	* * * *	1,402	* * * *	731

GAMCO Westwood Balanced AAA	Moderate Allocation	* * * *	955	* * * *	955	* * * *	777	* * * *	445
GAMCO Westwood Balanced A	Moderate Allocation	* * * *	955	* * *	955	* * *	777	* * * *	445
GAMCO Westwood Balanced B	Moderate Allocation	* * *	955	* * *	955	* * *	777	* * * *	445
GAMCO Westwood Balanced C	Moderate Allocation	* * * *	955	* * *	955	* * * *	777	* * * *	445
GAMCO Westwood Balanced I	Moderate Allocation	* * * *	955	* * * *	955	* * * *	777	* * * *	445

GAMCO Westwood Intermediate Bond AAA	Intermediate-Term Bond	* * *	991	* * *	991	* * *	866	* *	501
GAMCO Westwood Intermediate Bond A	Intermediate-Term Bond	* *	991	* *	991	* *	866	* *	501
GAMCO Westwood Intermediate Bond B	Intermediate-Term Bond	* *	991	* *	991	* *	866	* *	501
GAMCO Westwood Intermediate Bond C	Intermediate-Term Bond	* *	991	* * *	991	* *	866	*	501
GAMCO Westwood Intermediate Bond I	Intermediate-Term Bond	* * *	991	* * *	991	* * *	866	* *	501
The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2010 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Teton Advisors is the investment manager for all GAMCO Westwood Funds. Investors should consider the investment objectives, risks, sales charges and expenses of the Fund carefully before investing. Each Fund’s prospectus contains this and other information about the Funds and is available, by calling 800-WESTWOOD, online at www.tetonadv.com or from your financial advisor. The prospectus should be read carefully before investing. Distributed by Gabelli & Company, One Corporate Center, Rye, NY 10580. Call 1-800-WESTWOOD for a prospectus.

GAMCO Westwood Funds
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2009 through March 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/09	3/31/10	Ratio	Period*

GAMCO Westwood Mighty MitesSM Fund
Actual Fund Return
Class AAA	$1,000.00	$1,114.40	1.51%	$7.96
Class A	$1,000.00	$1,112.90	1.76%	$9.27
Class B	$1,000.00	$1,110.70	2.26%	$11.89
Class C	$1,000.00	$1,110.60	2.26%	$11.89
Class I	$1,000.00	$1,116.10	1.26%	$6.65
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.40	1.51%	$7.59
Class A	$1,000.00	$1,016.16	1.76%	$8.85
Class B	$1,000.00	$1,013.66	2.26%	$11.35
Class C	$1,000.00	$1,013.66	2.26%	$11.35
Class I	$1,000.00	$1,018.65	1.26%	$6.34
GAMCO Westwood SmallCap Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,160.30	1.50%	$8.08
Class A	$1,000.00	$1,158.70	1.75%	$9.42
Class B	$1,000.00	$1,155.30	2.25%	$12.09
Class C	$1,000.00	$1,155.80	2.25%	$12.09
Class I	$1,000.00	$1,161.40	1.25%	$6.74
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class B	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29
GAMCO Westwood Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,096.10	1.50%	$7.84
Class A	$1,000.00	$1,094.20	1.75%	$9.14
Class C	$1,000.00	$1,091.60	2.25%	$11.73
Class I	$1,000.00	$1,095.80	1.25%	$6.53
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,018.70	1.25%	$6.29
GAMCO Westwood Equity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,117.30	1.55%	$8.18
Class A	$1,000.00	$1,115.90	1.80%	$9.50
Class B	$1,000.00	$1,113.00	2.30%	$12.12
Class C	$1,000.00	$1,114.10	2.30%	$12.12
Class I	$1,000.00	$1,119.80	1.30%	$6.87
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.20	1.55%	$7.80
Class A	$1,000.00	$1,015.96	1.80%	$9.05
Class B	$1,000.00	$1,013.46	2.30%	$11.55
Class C	$1,000.00	$1,013.46	2.30%	$11.55
Class I	$1,000.00	$1,018.45	1.30%	$6.54
GAMCO Westwood Balanced Fund
Actual Fund Return
Class AAA	$1,000.00	$1,074.10	1.24%	$6.41
Class A	$1,000.00	$1,073.50	1.49%	$7.70
Class B	$1,000.00	$1,070.40	1.99%	$10.27
Class C	$1,000.00	$1,070.10	1.99%	$10.27
Class I	$1,000.00	$1,076.50	0.99%	$5.13
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.75	1.24%	$6.24
Class A	$1,000.00	$1,017.50	1.49%	$7.49
Class B	$1,000.00	$1,015.01	1.99%	$10.00
Class C	$1,000.00	$1,015.01	1.99%	$10.00
Class I	$1,000.00	$1,020.00	0.99%	$4.99
GAMCO Westwood Intermediate Bond Fund
Actual Fund Return
Class AAA	$1,000.00	$1,011.90	1.00%	$5.02
Class A	$1,000.00	$1,012.30	1.10%	$5.52
Class B	$1,000.00	$1,009.00	1.75%	$8.77
Class C	$1,000.00	$1,008.10	1.75%	$8.76
Class I	$1,000.00	$1,014.00	0.75%	$3.77
Hypothetical 5% Return
Class AAA	$1,000.00	$1,019.95	1.00%	$5.04
Class A	$1,000.00	$1,019.45	1.10%	$5.54
Class B	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,016.21	1.75%	$8.80
Class I	$1,000.00	$1,021.19	0.75%	$3.78

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following tables present portfolio holdings as a percent of total net assets as of March 31, 2010:
GAMCO Westwood Mighty MitesSM Fund

U.S. Government Obligations	26.2%
Health Care	8.4%
Electronics	7.1%
Diversified Industrial	4.6%
Business Services	4.4%
Equipment and Supplies	4.1%
Automotive: Parts and Accessories	4.1%
Specialty Chemicals	3.9%
Financial Services	3.7%
Broadcasting	3.3%
Publishing	2.7%
Restaurants	2.6%
Computer Software and Services	2.5%
Aviation: Parts and Services	2.1%
Retail	1.7%
Telecommunications	1.6%
Energy and Utilities: Water	1.6%
Food and Beverage	1.6%
Hotels and Gaming	1.5%
Consumer Products	1.4%
Aerospace	1.2%
Auto Manufacturers	1.2%
Energy and Utilities: Natural Gas	1.1%
Entertainment	1.1%
Machinery	1.0%
Manufactured Housing and Recreational Vehicles	1.0%
Real Estate	0.9%
Energy and Utilities: Electric	0.6%
Energy and Utilities: Services	0.5%
Energy and Utilities: Integrated	0.4%
Closed-End Fund	0.4%
Transportation	0.4%
Communications Equipment	0.4%
Building and Construction	0.3%
Consumer Services	0.3%
Environmental Control	0.3%
Energy and Utilities: Oil	0.3%
Metals and Mining	0.2%
Closed-End Business Development Company	0.2%
Educational Services	0.1%
Agriculture	0.1%
Semiconductors	0.1%
Paper and Forest Products	0.1%
Cable	0.0%
Other Assets and Liabilities (Net)	(1.3)%

100.0%

GAMCO Westwood SmallCap Equity Fund

Electronics	15.9%
Financial Services	13.5%
Semiconductors	10.3%
Computer Software and Services	9.4%
Energy and Utilities	6.0%
Equipment and Supplies	5.7%
U.S. Government Obligations	4.6%
Diversified Industrial	3.8%
Health Care	3.7%
Retail	3.0%
Machinery	3.0%
Specialty Chemicals	2.8%
Business Services	2.4%
Communications Equipment	2.1%
Aerospace	2.1%
Consumer Products	2.1%
Automotive	1.3%
Publishing	1.0%
Entertainment	0.9%
Automotive: Parts and Accessories	0.9%
Computer Hardware	0.8%
Telecommunications	0.7%
Metals and Mining	0.7%
Building and Construction	0.7%
Food and Beverage	0.6%
Transportation	0.5%
Aviation: Parts and Services	0.5%
Restaurants	0.3%
Educational Services	0.3%
Home Furnishings	0.2%
Consumer Services	0.1%
Real Estate	0.1%
Other Assets and Liabilities (Net)	(0.0)%

100.0%

GAMCO Westwood Income Fund

Financial Services	23.1%
Food and Beverage	15.3%
Health Care	8.2%
Energy and Utilities: Oil	7.0%
Energy and Utilities: Services	6.6%
Telecommunications	6.3%
Specialty Chemicals	4.3%
Diversified Industrial	3.9%
Banking	3.8%
Energy and Utilities: Natural Gas	3.7%
Electronics	3.5%
Broadcasting	2.9%
Energy and Utilities: Water	2.7%
Computer Hardware	2.3%
Retail	1.9%
U.S. Government Obligations	1.0%
Energy and Utilities: Integrated	0.9%
Automotive: Parts and Accessories	0.8%
Computer Software and Services	0.7%
Agriculture	0.6%
Other Assets and Liabilities (Net)	0.5%

100.0%

Summary of Portfolio Holdings (Continued) (Unaudited)
GAMCO Westwood Equity Fund

Energy: Oil	12.1%
Financial Services	11.8%
Health Care	10.7%
Banking	8.4%
Computer Software and Services	7.6%
Diversified Industrial	6.5%
Retail	4.6%
Communications Equipment	4.1%
Energy: Natural Gas	3.6%
Consumer Products	3.4%
Cable and Satellite	3.3%
Computer Hardware	3.2%
Energy: Integrated	2.6%
Aerospace	2.5%
Telecommunications	2.5%
Machinery	2.5%
Specialty Chemicals	2.0%
Business Services	1.3%
Transportation	1.3%
Food and Beverage	1.3%
Entertainment	1.3%
Automotive	1.3%
Electronics	1.3%
Metals and Mining	1.3%
Mutual Funds	0.9%
Other Assets and Liabilities (Net)	(1.4)%

100.0%

GAMCO Westwood Balanced Fund

U.S. Government Obligations	12.2%
U.S. Government Agency Obligations	11.9%
Energy: Oil	9.2%
Banking	7.8%
Financial Services	7.8%
Health Care	6.7%
Computer Software and Services	5.2%
Diversified Industrial	5.1%
Energy: Natural Gas	2.9%
Retail	2.8%
Communications Equipment	2.4%
Consumer Products	2.0%
Cable and Satellite	2.0%
Computer Hardware	1.9%
Energy: Integrated	1.9%
Telecommunications	1.9%
Mutual Funds	1.8%
Food and Beverage	1.6%
Transportation	1.5%
Machinery	1.5%
Aerospace	1.5%
Electronics	1.5%
Metals and Mining	1.4%
Specialty Chemicals	1.4%
Business Services	0.9%
Entertainment	0.9%
Automotive	0.9%
Wireless Communications	0.6%
Real Estate Investment Trusts	0.5%
Other Assets and Liabilities (Net)	0.3%

100.0%

GAMCO Westwood Intermediate Bond Fund

Corporate Bonds	36.4%
U.S. Government Agency Obligations	31.5%
U.S. Government Obligations	27.2%
Common Stocks	6.2%
Other Assets and Liabilities (Net)	(1.3)%

100.0%

The GAMCO Westwood Funds (the “Funds”) file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 74.9%
	Aerospace — 1.2%
207,300	Herley Industries Inc.†	$2,696,081	$3,039,018
41,500	Innovative Solutions & Support Inc.†	194,223	261,450

		2,890,304	3,300,468

	Agriculture — 0.1%
225	J.G. Boswell Co.	144,675	140,625
1,092	Limoneira Co.	245,983	185,640

		390,658	326,265

	Auto Manufacturers — 1.2%
461,000	Wabash National Corp.†	785,590	3,231,610

	Automotive: Parts and Accessories — 3.9%
100,000	Dana Holding Corp.†	562,670	1,188,000
20,000	Federal-Mogul Corp.†	290,749	367,200
186,500	Midas Inc.†	1,784,450	2,103,720
83,800	Modine Manufacturing Co.†	435,090	941,912
9,000	Puradyn Filter Technologies Inc.†	3,854	1,800
213,000	Standard Motor Products Inc.†	1,649,937	2,112,960
87,700	Strattec Security Corp.†	1,331,276	1,782,064
80,000	Superior Industries International Inc.	1,218,544	1,286,400
40,000	Tenneco Inc.†	124,690	946,000

		7,401,260	10,730,056

	Aviation: Parts and Services — 2.1%
638,800	GenCorp Inc.†	2,370,257	3,679,488
90,015	Kaman Corp.	1,171,359	2,251,275

		3,541,616	5,930,763

	Broadcasting — 3.3%
200,000	Acme Communications Inc.†	356,565	120,000
70,400	Beasley Broadcast Group Inc., Cl. A†	353,470	292,160
51,900	Crown Media Holdings Inc., Cl. A†	360,918	99,648
5,000	Cumulus Media Inc., Cl. A†	3,580	17,000
73,800	Entercom Communications Corp., Cl. A†	57,010	877,482
15,000	Equity Media Holdings Corp.†	44,866	11
95,314	Fisher Communications Inc.†	1,810,629	1,343,927
924	Granite Broadcasting Corp.†	24,780	1
606,800	Gray Television Inc.†	384,242	1,395,640
110,000	LIN TV Corp., Cl. A†	125,349	632,500
450,000	Media General Inc., Cl. A†	1,600,793	3,730,500
138,000	Salem Communications Corp., Cl. A†	561,960	494,040
50,000	Sinclair Broadcast Group Inc., Cl. A†	89,853	254,000

		5,774,015	9,256,909

	Building and Construction — 0.3%
15,000	Layne Christensen Co.†	411,995	400,650
160,000	Material Sciences Corp.†	259,197	329,600
7,000	The Monarch Cement Co.	170,439	206,500

		841,631	936,750

	Business Services — 4.4%
647,800	AMICAS Inc.†	1,871,259	3,899,756
28,000	ANC Rental Corp.† (a)	840	3
89,800	Ascent Media Corp., Cl. A†	2,147,989	2,447,050
240,000	Bowne & Co. Inc.	1,561,926	2,678,400
16,500	Cenveo Inc.†	22,043	142,890
103	Chazak Value Corp.† (a)	0	0
69,650	EDGAR Online Inc.†	135,453	127,460
290,000	Edgewater Technology Inc.†	955,651	928,000

Shares/			Market
Units		Cost	Value
30,000	GP Strategies Corp.†	$228,881	$250,800
2,000	Liquidity Services Inc.†	10,853	23,080
45,000	SearchMedia Holdings Ltd.†	253,568	211,950
137,500	Stamps.com Inc.†	1,212,199	1,388,750
1,000	StarTek Inc.†	12,029	6,950
33,000	Trans-Lux Corp.†	23,492	28,050

		8,436,183	12,133,139

	Cable — 0.0%
90,000	Adelphia Communications Corp., Cl. A† (a)	15,750	0
90,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
90,000	Adelphia Recovery Trust†	0	1,080
10,000	Outdoor Channel Holdings Inc.†	74,165	65,900

		89,915	66,980

	Closed-End Business Development Company — 0.2%
33,100	MVC Capital Inc.	325,675	449,167

	Closed-End Funds — 0.4%
90,843	KKR & Company (Guernsey) LP	265,210	1,044,695

	Communications Equipment — 0.4%
19,500	Communications Systems Inc.	188,089	252,135
15,830	Sycamore Networks Inc.	327,736	318,341
67,750	Symmetricom Inc.†	338,845	394,983
4,000	Technical Communications Corp.†	25,077	35,000
40,000	ViewCast.com Inc.†	18,600	5,800

		898,347	1,006,259

	Computer Software and Services — 2.5%
200,000	Chordiant Software Inc.†	996,280	1,014,000
49,000	Computer Task Group Inc.†	369,649	355,250
160,000	Furmanite Corp.†	947,248	830,400
1,910	Gemalto NV†	10,942	82,655
182,500	Global Sources Ltd.†	1,261,207	1,188,075
39,000	GSE Systems Inc.†	215,982	210,990
36,000	Mercury Computer Systems Inc.†	208,756	493,920
400	MTS Systems Corp.	10,336	11,612
88,500	Phoenix Technologies Ltd.†	286,603	284,970
253,987	PLATO Learning Inc.†	1,278,978	1,412,168
834	Prosoft Learning Corp.† (a)	11,216	0
18,000	Schawk Inc.	293,924	326,340
850,000	StorageNetworks Inc., Escrow† (a)	0	83,470
70,000	Tier Technologies Inc., Cl. B†	347,754	557,200
10,000	Trident Microsystems Inc.†	19,494	17,400
3,000	Tyler Technologies Inc.†	26,050	56,220

		6,284,419	6,924,670

	Consumer Products — 1.4%
18,000	Adams Golf Inc.†	122,578	58,860
58,000	Heelys Inc.†	225,356	138,040
3,000	Johnson Outdoors Inc., Cl. A	17,417	34,050
15,300	Lakeland Industries Inc.†	147,120	130,050
73,000	Marine Products Corp.†	334,266	438,000
10,000	MarineMax Inc.†	35,053	107,600
300	National Presto Industries Inc.	8,618	35,673
59,300	Oil-Dri Corp. of America	861,973	1,146,269
22,550	PC Group Inc.†	36,025	9,697
180,665	Schiff Nutrition International Inc.	532,411	1,477,840
41,530	Syratech Corp.†	10,383	12
57,000	The Wet Seal Inc., Cl. A†	260,080	271,320

		2,591,280	3,847,411

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Services — 0.3%
212,200	1-800-FLOWERS.COM Inc., Cl. A†	$649,295	$532,622
30,800	Bowlin Travel Centers Inc.†	37,051	35,420
1,100	Collectors Universe Inc.	3,530	12,430
28,800	Stewart Enterprises Inc., Cl. A	166,931	180,000
3,500	Valassis Communications Inc.†	4,639	97,405

		861,446	857,877

	Diversified Industrial — 4.6%
46,800	Ampco-Pittsburgh Corp.	1,099,297	1,161,576
72,800	Brush Engineered Materials Inc.†	1,282,729	1,643,096
200	Burnham Holdings Inc., Cl. A	3,294	2,840
40,600	Chase Corp.	494,473	512,372
34,800	Graham Corp.	446,130	626,052
167,500	Griffon Corp.†	1,627,697	2,087,050
25,000	Haulotte Group SA	134,090	226,235
125,000	Hawk Corp., Cl. A†	1,907,004	2,437,500
171,300	Katy Industries Inc.†	426,803	299,775
10,000	Lydall Inc.†	64,270	78,500
437,500	Magnetek Inc.†	954,311	735,000
55,900	Myers Industries Inc.	537,840	585,832
31,200	National Patent Development Corp.†	73,653	43,680
22,918	North American Galvanizing & Coating Inc.†	123,377	127,424
10,000	Park-Ohio Holdings Corp.†	43,544	87,900
13,300	RWC Inc.†	233,944	41,563
25,100	Stamford Industrial Group Inc.†	92,108	377
135,300	Tech/Ops Sevcon Inc.†	584,191	681,912
82,000	Twin Disc Inc.	826,071	1,002,040
228,800	WHX Corp.†	987,715	553,696

		11,942,541	12,934,420

	Educational Services — 0.1%
30,000	The Princeton Review Inc.†	120,815	104,700
11,600	Universal Technical Institute Inc.†	191,176	264,712

		311,991	369,412

	Electronics — 7.1%
24,000	A123 Systems Inc.†	324,000	329,760
50,000	Alliance Semiconductor Corp.†	157,908	8,500
62,000	Ballantyne Strong Inc.†	280,240	334,800
73,300	Bel Fuse Inc., Cl. A	1,297,845	1,357,516
3,800	Bel Fuse Inc., Cl. B	77,747	76,570
100,000	Bell Microproducts Inc.†	691,480	698,000
79,500	BTU International Inc.†	329,264	485,745
183,500	CTS Corp.	1,195,094	1,728,570
18,000	Electro Scientific Industries Inc.†	205,666	230,580
2,000	GSI Group Inc.†	7,080	3,960
49,300	IMAX Corp.†	199,628	886,907
157,900	IntriCon Corp.†	617,724	612,652
120,000	Keithley Instruments Inc.	747,155	792,000
181,100	LeCroy Corp.†	557,561	900,067
17,500	Mesa Laboratories Inc.	433,954	448,175
75,000	Methode Electronics Inc.	384,225	742,500
102,800	Microtune Inc.†	247,884	280,644
69,500	MoSys Inc.†	130,660	278,695
63,000	Newport Corp.†	384,910	787,500
33,800	Park Electrochemical Corp.	625,505	971,412
70,000	Pericom Semiconductor Corp.†	699,279	749,700
2,000	Schmitt Industries Inc.†	9,284	7,060
207,300	Stoneridge Inc.†	900,230	2,050,197
225,000	Technitrol Inc.	1,032,204	1,188,000
134,900	Ultra Clean Holdings Inc.†	287,575	1,149,348
96,700	Ultralife Corp.†	642,641	387,767
49,000	Ultratech Inc.†	611,076	666,400
65,500	Zoran Corp.†	499,552	704,780
96,600	Zygo Corp.†	567,528	891,618

		14,144,899	19,749,423

	Energy and Utilities: Electric — 0.6%
38,300	Maine & Maritimes Corp.	1,394,001	1,681,370

	Energy and Utilities: Integrated — 0.4%
31,600	MGE Energy Inc.	1,095,093	1,117,376
95,200	Progress Energy Inc., CVO†	10,472	14,280

		1,105,565	1,131,656

	Energy and Utilities: Natural Gas — 1.1%
30,500	Chesapeake Utilities Corp.	817,843	908,900
45,100	Corning Natural Gas Corp.	703,271	971,905
16,000	Delta Natural Gas Co. Inc.	368,359	474,880
3,000	Evergreen Energy Inc.†	11,060	540
31,200	PetroCorp Escrow Shares† (a)	0	1,872
16,700	RGC Resources Inc.	369,238	530,893
20,300	U.S. Energy Corp.†	85,659	120,988

		2,355,430	3,009,978

	Energy and Utilities: Oil — 0.3%
63,600	Tesco Corp.†	543,737	742,212

	Energy and Utilities: Services — 0.5%
9,500	Acergy SA, ADR	32,064	174,420
41,800	Allis-Chalmers Energy Inc.†	188,708	147,972
3,000	Covanta Holding Corp.†	38,471	49,980
17,000	Dawson Geophysical Co.†	298,475	497,080
40,000	RPC Inc.	173,633	445,200

		731,351	1,314,652

	Energy and Utilities: Water — 1.6%
6,000	Artesian Resources Corp., Cl. A	73,323	105,960
22,000	Cadiz Inc.†	259,755	280,940
2,500	California Water Service Group	55,553	94,025
40,000	Consolidated Water Co. Ltd.	450,805	543,200
35,000	Energy Recovery Inc.†	210,777	220,500
8,500	Middlesex Water Co.	137,355	144,925
78,500	Pennichuck Corp.	1,687,118	1,845,535
41,300	SJW Corp.	852,247	1,049,846
10,000	The York Water Co.	140,000	137,500

		3,866,933	4,422,431

	Entertainment — 1.1%
22,000	Canterbury Park Holding Corp.†	196,762	165,660
1,802	Chestnut Hill Ventures† (a)	67,956	60,790
220,000	Dover Motorsports Inc.	463,987	453,200
2,000	LodgeNet Interactive Corp.†	9,988	13,940
60,000	Triple Crown Media Inc.†	16,280	243
771,300	Youbet.com Inc.†	1,943,019	2,267,622

		2,697,992	2,961,455

	Environmental Control — 0.3%
10,000	BioteQ Environmental Technologies Inc.†	16,559	9,255
151,700	Casella Waste Systems Inc., Cl. A†	549,806	763,051
500	Sharps Compliance Corp.†	1,265	3,270

		567,630	775,576

See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 4.1%
1,000	AZZ Inc.	$34,894	$33,850
170,000	Baldwin Technology Co. Inc., Cl. A†	348,385	204,000
20,000	Capstone Turbine Corp.†	31,920	25,400
32,500	CIRCOR International Inc.	859,732	1,079,325
231,000	Core Molding Technologies Inc.†	618,111	785,400
6,100	Fedders Corp.† (a)	1,646	0
25,000	Federal Signal Corp.	227,600	225,250
1,000	Genoil Inc.†	225	138
160,000	Gerber Scientific Inc.†	582,820	993,600
8,500	Gildemeister AG	61,536	114,381
8,000	GrafTech International Ltd.† .	49,988	109,360
34,600	Interpump Group SpA†	161,711	170,808
89,600	L.S. Starrett Co., Cl. A	1,053,793	927,360
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	273,184
75,000	Met-Pro Corp.	816,629	735,000
9,500	Mine Safety Appliances Co.	306,955	265,620
182,100	SL Industries Inc.†	1,200,325	1,648,005
1,000	SRS Labs Inc.†	5,500	9,940
7,700	The Eastern Co.	89,461	104,258
301,000	TransAct Technologies Inc.†	1,711,490	2,191,280
52,500	Vicor Corp.†	344,234	725,025
24,000	WaterFurnace Renewable Energy Inc.	474,797	675,587
500	Watts Water Technologies Inc., Cl. A	7,648	15,530

		9,097,517	11,312,301

	Financial Services — 3.7%
16,100	Berkshire Bancorp Inc.†	219,414	100,625
75	Burke & Herbert Bank and Trust Co.	95,726	165,187
40,000	Capital Financial Holdings Inc.†	35,200	16,200
29,000	Crazy Woman Creek Bancorp Inc.	501,616	406,000
320,100	Epoch Holding Corp.	1,540,216	3,613,929
20	Farmers & Merchants Bank of Long Beach	112,115	81,000
9,240	Fidelity Southern Corp.†	61,257	52,760
65,000	Flushing Financial Corp.	890,796	822,900
10	Guaranty Corp., Cl. A†	137,500	31,000
2,500	Hampton Roads Bankshares Inc.	34,984	3,900
38,750	Hudson Valley Holding Corp.	880,682	937,750
24,000	Meadowbrook Insurance Group Inc.	160,048	189,600
28,500	Nara Bancorp Inc.†	224,619	249,660
11,055	New York Community Bancorp Inc.	143,811	182,850
5,697	Northrim BanCorp Inc.	119,035	97,305
25,000	Oritani Financial Corp.	382,931	401,750
4,300	Provident New York Bancorp	64,371	40,764
45,000	Pzena Investment Management Inc., Cl. A†	203,004	343,350
116	Sunwest Bank†	322,722	350,030
56,800	SWS Group Inc.	772,770	654,904
2,300	TIB Financial Corp.†	3,927	1,633
10,000	Tree.com Inc.†	82,623	91,500
200	Value Line Inc.	5,002	4,618
29,000	Westfield Financial Inc.	255,142	266,510
52,339	Whitney Holding Corp.	253,146	721,755
38,100	Wilshire Bancorp Inc.	330,044	420,243

		7,832,701	10,247,723

	Food and Beverage — 1.6%
1,000	Andrew Peller Ltd., Cl. A	9,614	8,024
19,800	Boston Beer Co. Inc., Cl. A†	495,310	1,034,748
4,000	Genesee Corp., Cl. A† (a)	4,060	0
30,100	Genesee Corp., Cl. B† (a)	13,986	0
1,100	Hanover Foods Corp., Cl. A	110,881	120,796
2,000	J & J Snack Foods Corp.	28,830	86,940
118,300	Lifeway Foods Inc.†	1,112,633	1,404,221
15,000	MGP Ingredients Inc.†	69,302	115,200
7,000	Rock Field Co. Ltd.	113,721	102,203
3,500	Scheid Vineyards Inc., Cl. A†	76,432	52,938
32,000	The Hain Celestial Group Inc.†	573,070	555,200
1,000	The Inventure Group Inc.†	2,660	2,870
240,000	Tingyi (Cayman Islands) Holding Corp.	314,418	567,524
280,000	Vitasoy International Holdings Ltd.	133,057	220,343
17,000	Willamette Valley Vineyards Inc.†	80,870	60,180

		3,138,844	4,331,187

	Health Care — 8.4%
28,500	AngioDynamics Inc.†	314,391	445,170
12,800	ArthroCare Corp.†	140,635	380,416
313,500	BioLase Technology Inc.†	431,728	611,325
10,000	Boiron SA	166,957	425,322
1,000	Bruker Corp.†	5,980	14,650
17,000	Cantel Medical Corp.	314,771	337,450
62,500	Cepheid Inc.†	595,116	1,092,500
126,000	Clarient Inc.†	320,821	330,120
500,000	Continucare Corp.†	1,056,065	1,850,000
13,000	Crucell NV, ADR†	280,506	265,200
75,000	Cutera Inc.†	600,172	777,750
60,000	Cynosure Inc., Cl. A†	508,551	674,400
120,000	DEL Global Technologies Corp.†	216,585	120,000
5,000	DexCom Inc.†	65,375	48,650
1,000	Elite Pharmaceuticals Inc.†	2,690	85
67,300	Exactech Inc.†	1,052,794	1,411,281
28,700	Heska Corp.†	48,800	23,563
1,000	ICU Medical Inc.†	23,786	34,450
10,000	Indevus Pharmaceuticals Inc., Escrow† (a)	0	11,000
61,000	InfuSystems Holdings Inc.†	157,350	149,450
5,000	Inverness Medical Innovations Inc.†	94,541	194,750
276,300	IRIS International Inc.†	3,101,555	2,821,023
10,000	Matrixx Initiatives Inc.†	41,764	50,700
117,400	Medical Nutrition USA Inc.†	224,545	258,280
55,000	Micrus Endovascular Corp.†	584,962	1,084,600
94,000	Neogen Corp.†	571,377	2,359,400
2,500	NMT Medical Inc.†	7,858	11,325
44,300	Opko Health Inc.†	85,440	87,714
19,500	Orthofix International NV†	309,837	709,410
107,980	OTIX Global Inc.†	792,545	475,112
78,800	Pain Therapeutics Inc.†	523,413	494,076
17,000	Palomar Medical Technologies Inc.†	158,540	184,620
10,000	PreMD Inc.†	18,320	500
22,000	Quidel Corp.†	105,245	319,880
130,000	Rochester Medical Corp.†	1,586,311	1,666,600
37,415	RTI Biologics Inc.†	321,817	162,007
213,900	Strategic Diagnostics Inc.†	207,526	406,410
95,000	Syneron Medical Ltd.†	819,192	1,038,350
2,000	Targanta Therapeutics Corp., Escrow† (a)	0	1,280
2,300	ThermoGenesis Corp.†	1,896	1,610
79,400	United-Guardian Inc.	684,320	988,530
55,600	Vascular Solutions Inc.†	477,856	499,844
19,500	Young Innovations Inc.	327,688	549,120
		17,349,621	23,367,923
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.5%
400	Churchill Downs Inc.	$11,315	$15,000
256,000	Dover Downs Gaming & Entertainment Inc.	1,261,527	1,013,760
2,000	Florida Gaming Corp.†	6,950	6,550
15,000	Full House Resorts Inc.†	16,621	43,050
4,000	Gaylord Entertainment Co.†	55,334	117,160
46,000	Morgans Hotel Group Co.†	187,164	294,860
8,500	Multimedia Games Inc.†	76,734	33,150
25,200	Pinnacle Entertainment Inc.†	184,930	245,448
142,000	Sonesta International Hotels Corp., Cl. A	2,156,297	2,010,720
28,000	The Marcus Corp.	351,302	363,720
		4,308,174	4,143,418
	Machinery — 1.0%
9,500	DXP Enterprises Inc.†	118,995	121,315
159,000	Flow International Corp.†	251,870	478,590
5,000	Hardinge Inc.	45,200	45,000
30,200	Key Technology Inc.†	782,246	415,250
6,000	Lindsay Corp.	180,673	248,460
25,000	Tennant Co.	271,285	684,750
14,800	The Middleby Corp.†	464,969	852,332
		2,115,238	2,845,697
	Manufactured Housing and Recreational Vehicles — 1.0%
12,000	Cavco Industries Inc.†	264,145	409,680
1,170,300	Coachmen Industries Inc.†	1,734,129	1,615,014
25,000	Nobility Homes Inc.†	297,406	244,750
4,000	Palm Harbor Homes Inc.†	9,368	8,040
14,300	Skyline Corp.	346,360	265,980
18,000	Winnebago Industries Inc.†	219,322	262,980
		2,870,730	2,806,444
	Metals and Mining — 0.2%
116,600	5N Plus Inc.†	420,658	625,678
20,000	Camino Mineral Corp.† (a)	3,744	3,151
		424,402	628,829
	Paper and Forest Products — 0.1%
900	Keweenaw Land Association Ltd.	168,666	171,000
	Publishing — 2.7%
165,000	Belo Corp., Cl. A	308,840	1,125,300
72,607	Cambium Learning Group Inc.†	271,150	290,428
43,800	Il Sole 24 Ore	121,120	101,753
1,035,000	Journal Communications Inc., Cl. A†	2,270,875	4,347,000
200,000	PRIMEDIA Inc.	358,561	688,000
120,000	The E.W. Scripps Co., Cl. A†	318,320	1,014,000
108,500	Voyager Learning Co., Escrow (a)	0	0
		3,648,866	7,566,481
	Real Estate — 0.9%
8,700	Bresler & Reiner Inc.†	233,986	22,185
7,800	Capital Properties Inc., Cl. A	112,226	64,350
6,000	Capital Properties Inc., Cl. B (a)(b)	0	49,500
30,000	Cohen & Steers Inc.	459,580	748,800
25,000	Griffin Land & Nurseries Inc.	691,775	726,250
4,700	Gyrodyne Co. of America Inc.†	99,342	197,400
3,000	Holobeam Inc.†	62,459	56,325
80,500	Reading International Inc., Cl. A†	435,777	343,735
28,200	Reading International Inc., Cl. B†	238,076	237,585
2,508	Royalty LLC† (a)(b)	0	996
		2,333,221	2,447,126
	Restaurants — 2.6%
106,277	Nathan’s Famous Inc.†	1,326,000	1,646,231
14,579	The Steak n Shake Co.†	3,962,412	5,558,535
17,000	Western Sizzlin Corp.†	148,928	152,660
		5,437,340	7,357,426
	Retail — 1.7%
135,000	Coldwater Creek Inc.†	468,496	936,900
840,500	CoolBrands International Inc.†	787,278	984,783
89,000	Ingles Markets Inc., Cl. A	1,407,698	1,337,670
7,800	Movado Group Inc.†	93,030	87,984
20,000	Rush Enterprises Inc., Cl. A†	219,804	264,200
39,200	Rush Enterprises Inc., Cl. B†	382,317	482,160
8,800	The Bon-Ton Stores Inc.	76,385	117,392
60,300	The Great Atlantic & Pacific Tea Co. Inc.†	361,315	462,501
6,800	Village Super Market Inc., Cl. A	166,005	190,604
		3,962,328	4,864,194
	Semiconductors — 0.1%
27,476	Amtech Systems Inc.†	215,269	277,233
	Specialty Chemicals — 3.9%
572,500	Ferro Corp.†	2,329,582	5,032,275
267,226	General Chemical Group Inc.†	59,859	9,353
36,000	Hawkins Inc.	506,031	871,200
16,000	ICO Inc.	105,163	129,280
1,000	KMG Chemicals Inc.	3,270	17,580
260,000	Omnova Solutions Inc.†	443,233	2,041,000
130,000	Zep Inc.	1,416,016	2,844,400
		4,863,154	10,945,088
	Telecommunications — 1.6%
498,700	Adaptec Inc.†	1,678,269	1,630,749
18,000	Applied Signal Technology Inc.	300,936	352,440
12,000	Atlantic Tele-Network Inc.	448,367	539,160
175	Consolidated Communications Holdings Inc.	3,117	3,318
2,000	Electronic Systems Technology Inc.†	1,410	900
55,000	HickoryTech Corp.	516,683	485,650
80	Horizon Telecom Inc., Cl. A	9,250	6,680
350	Horizon Telecom Inc., Cl. B†	39,964	17,850
55,100	New Ulm Telecom Inc.	541,273	303,326
10,000	PNV Inc.† (a)	3	10
7,788	Preformed Line Products Co.	338,590	297,112
18,000	Shenandoah Telecommunications Co.	94,686	338,400
53,875	Windstream Corp.	541,284	586,699
		4,513,832	4,562,294
	Transportation — 0.4%
8,200	PHI Inc.†	130,182	181,876
8,000	Pinnacle Airlines Corp.†	20,239	59,440
67,000	Providence and Worcester Railroad Co.	912,266	777,870
400	Trailer Bridge Inc.†	4,452	1,940
		1,067,139	1,021,126
	TOTAL COMMON STOCKS	154,386,661	208,031,094
	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
20,000	Jungheinrich AG Pfd	229,855	466,517
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	13,849	0
See accompanying notes to financial statements.

GAMCO Westwood Mighty MitesSM Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Zero Coupon Cv. Pfd., Ser. 2003† (a)	$7,625	$14,560

	TOTAL CONVERTIBLE PREFERRED STOCKS	21,474	14,560

	WARRANTS — 0.0%
	Broadcasting — 0.0%
63	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	0
63	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	0

		0	0

	Business Services — 0.0%
1,666	Avalon Digital Marketing Systems Inc., expire 11/11/11† (a)(b)	0	0

	TOTAL WARRANTS	0	0

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 26.2%
	U.S. Treasury Bills — 21.6%
$60,013,000	U.S. Treasury Bills, 0.046% to 0.213%††, 04/08/10 to 09/23/10	60,000,113	60,000,612

	U.S. Treasury Cash Management Bills — 4.6%
12,795,000	U.S. Treasury Cash Management Bills, 0.101% to 0.162%††, 06/10/10 to 07/15/10	12,791,171	12,791,093

	TOTAL U.S. GOVERNMENT OBLIGATIONS	72,791,284	72,791,705

	TOTAL INVESTMENTS — 101.3%	$227,429,274	281,303,876

	Other Assets and Liabilities (Net) — (1.3)%		(3,490,767)

	NET ASSETS — 100.0%		$277,813,109

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $226,632 or 0.08% of net assets.

(b)	At March 31, 2010, the Fund held investments in restricted and illiquid securities amounting to $50,496 or 0.02% of net assets, which were valued under methods approved by the Board of Trustees, as follows:

				03/31/10
				Carrying
Acquisition		Acquisition	Acquisition	Value
Shares	Issuer	Date	Cost	Per Unit
1,666	Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11	04/03/00	—	$0.0000
6,000	Capital Properties Inc., Cl. B	11/20/03	—	8.2500
150	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A	05/21/04	$13,849	0.0000
2,508	Royalty LLC	09/09/03	—	0.3971

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of the Rule 144A security amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.4%
	Aerospace — 2.1%
2,400	AAR Corp.†	$37,301	$59,568
700	Esterline Technologies Corp.†	19,504	34,601
1,800	Herley Industries Inc.†	22,411	26,388
6,900	Hexcel Corp.†	102,098	99,636
4,600	Kaman Corp.	82,901	115,046

		264,215	335,239

	Automotive — 1.3%
1,400	AutoNation Inc.†	26,123	25,312
1,100	Navistar International Corp.†	41,893	49,203
2,400	Penske Automotive Group Inc.†	37,667	34,608
6,900	Rush Enterprises Inc., Cl. A†	86,636	91,149

		192,319	200,272

	Automotive: Parts and Accessories — 0.9%
1,900	Federal-Mogul Corp.†	24,695	34,884
4,300	Midas Inc.†	54,734	48,504
400	Monro Muffler Brake Inc.	12,436	14,304
1,600	Superior Industries International Inc.	22,818	25,728
1,300	The Pep Boys - Manny, Moe & Jack	11,998	13,065

		126,681	136,485

	Aviation: Parts and Services — 0.5%
2,900	Astronics Corp.†	27,448	28,449
2,100	Ducommun Inc.	40,426	44,121

		67,874	72,570

	Building and Construction — 0.7%
2,600	Chicago Bridge & Iron Co., NV†	50,128	60,476
1,400	Insituform Technologies Inc., Cl. A†	20,052	37,254
500	KBR Inc.	11,785	11,080

		81,965	108,810

	Business Services — 2.4%
600	Alliance Data Systems Corp.†	24,717	38,394
1,050	Ascent Media Corp., Cl. A†	24,024	28,612
3,200	Convergys Corp.†	37,083	39,232
7,043	Edgewater Technology Inc.†	47,384	22,538
4,381	Federal Signal Corp.	52,055	39,473
6,600	GP Strategies Corp.†	34,196	55,176
2,000	Healthcare Services Group Inc.	34,839	44,780
1,200	Kforce Inc.†	13,629	18,252
3,000	MDC Partners Inc., Cl. A	17,239	31,050
1,500	RSC Holdings Inc.†	12,232	11,940
2,400	Tetra Tech Inc.†	51,844	55,296

		349,242	384,743

	Communications Equipment — 2.1%
6,700	CommScope Inc.†	185,332	187,734
3,300	Plantronics Inc.	57,431	103,224
7,900	Symmetricom Inc.†	32,176	46,057

		274,939	337,015

	Computer Hardware — 0.8%
6,100	QLogic Corp.†	82,172	123,830

	Computer Software and Services — 9.4%
4,800	Akamai Technologies Inc.†	89,963	150,768
2,000	AOL Inc.†	47,985	50,560
2,500	Avid Technology Inc.†	35,985	34,450
5,000	Brocade Communications Systems Inc.†	28,513	28,550
2,500	Cadence Design Systems Inc.†	14,093	16,650
2,700	CDC Software Corp., ADR†	26,024	30,996
4,200	Cray Inc.†	25,738	24,990
1,200	Dynamics Research Corp.†	12,356	13,524
1,600	Evolving Systems Inc.†	11,504	11,040
3,300	Fair Isaac Corp.	58,674	83,622
6,500	Lawson Software Inc.†	43,285	42,965
29,600	Magma Design Automation Inc.†	59,927	76,960
4,900	Mercury Computer Systems Inc.†	38,143	67,228
6,000	NCR Corp.†	64,440	82,800
4,500	Omnicell Inc.†	49,118	63,135
7,700	Parametric Technology Corp.†	110,109	138,985
2,200	PC-Tel Inc.†	12,502	13,596
1,200	Phase Forward Inc.†	13,229	15,684
17,300	Phoenix Technologies Ltd.†	73,432	55,706
9,100	PLATO Learning Inc.†	40,731	50,596
2,600	Progress Software Corp.†	57,331	81,718
8,600	Saba Software Inc.†	26,510	42,570
3,000	Safeguard Scientifics Inc.†	18,366	39,000
2,200	Schawk Inc.	25,150	39,886
7,200	STEC Inc.†	87,600	86,256
500	Sykes Enterprises Inc.†	12,182	11,420
1,900	Teradata Corp.†	39,635	54,891
6,900	THQ Inc.†	101,188	48,369
5,500	Tier Technologies Inc., Cl. B†	49,736	43,780

		1,273,449	1,500,695

	Consumer Products — 2.1%
4,600	Callaway Golf Co.	37,963	40,572
300	Columbia Sportswear Co.	13,131	15,759
400	Jarden Corp.	8,116	13,316
2,600	Kid Brands Inc.†	7,807	22,490
8,400	Knoll Inc.	98,962	94,500
2,000	Pactiv Corp.†	44,181	50,360
300	The Warnaco Group Inc.†	8,475	14,313
6,900	The Wet Seal Inc., Cl. A†	23,184	32,844
1,000	Tupperware Brands Corp.	26,283	48,220

		268,102	332,374

	Consumer Services — 0.1%
1,000	TiVo Inc.†	10,069	17,120

	Diversified Industrial — 3.8%
2,500	A.M. Castle & Co.†	25,591	32,700
4,550	Barnes Group Inc.	97,763	88,497
1,700	Brush Engineered Materials Inc.†	25,979	38,369
1,860	Columbus McKinnon Corp.†	47,224	29,518
4,788	Griffon Corp.†	41,704	59,658
700	Kaydon Corp.	22,111	26,320
700	Lawson Products Inc.	12,648	10,829
4,400	Littelfuse Inc.†	108,758	167,244
3,100	Sealed Air Corp.	59,827	65,348
600	Terex Corp.†	11,966	13,626
700	Texas Industries Inc.	23,737	23,919
2,600	Tredegar Corp.	36,867	44,408

		514,175	600,436

	Educational Services — 0.3%
1,400	Corinthian Colleges Inc.†	20,026	24,626
7,700	Princeton Review Inc.†	45,424	26,873

		65,450	51,499

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Electronics — 15.9%
1,200	Analogic Corp.	$38,752	$51,276
3,600	Avnet Inc.†	77,517	108,000
13,400	Ballantyne Strong Inc.†	60,697	72,360
3,150	BTU International Inc.†	28,037	19,247
2,100	Coherent Inc.†	53,544	67,116
10,800	Electro Scientific Industries Inc.†	137,647	138,348
1,400	FARO Technologies Inc.†	34,061	36,050
2,400	General Cable Corp.†	68,292	64,800
10,300	International Rectifier Corp.†	150,741	235,870
8,300	Keithley Instruments Inc.	50,798	54,780
23,100	LeCroy Corp.†	135,431	114,807
1,800	MKS Instruments Inc.†	38,742	35,262
7,800	Molex Inc.	143,256	162,708
11,550	Newport Corp.†	107,655	144,375
2,200	OSI Systems Inc.†	46,594	61,710
4,100	Park Electrochemical Corp.	87,292	117,834
6,600	Pericom Semiconductor Corp.†	58,279	70,686
7,400	Radisys Corp.†	61,848	66,304
10,400	Technitrol Inc.	42,182	54,912
12,300	Trident Microsystems Inc.†	23,104	21,402
10,100	TTM Technologies Inc.†	96,025	89,688
3,300	Ultralife Corp.†	12,908	13,233
4,600	Varian Semiconductor Equipment Associates Inc.†	123,953	152,352
27,900	Vishay Intertechnology Inc.†	194,801	285,417
500	Woodward Governor Co.	12,676	15,990
6,300	Zebra Technologies Corp., Cl. A†	160,953	186,480
8,800	Zoran Corp.†	69,265	94,688

		2,115,050	2,535,695

	Energy and Utilities — 6.0%
2,000	BJ Services Co.	29,237	42,800
7,400	Brigham Exploration Co.†	56,157	118,030
1,000	Flint Energy Services Ltd.†	11,308	12,061
3,200	Goodrich Petroleum Corp.†	87,511	50,048
800	Helix Energy Solutions Group Inc.†	9,128	10,424
7,500	Matrix Service Co.†	75,994	80,700
5,000	Petrohawk Energy Corp.†	106,380	101,400
6,800	Pike Electric Corp.†	64,001	63,376
3,000	PMFG Inc.†	34,500	39,690
4,400	Pride International Inc.†	79,634	132,484
1,000	Rosetta Resources Inc.†	8,860	23,550
4,400	Rowan Companies Inc.†	80,133	128,084
293	Seahawk Drilling Inc.†	5,077	5,523
3,900	Superior Energy Services Inc.†	66,083	81,978
4,300	Tesco Corp.†	38,672	50,181
500	Unit Corp.†	16,134	21,140

		768,809	961,469

	Entertainment — 0.9%
2,000	Discovery Communications Inc., Cl. A†	24,335	67,580
400	International Speedway Corp., Cl. A	10,316	10,308
6,350	Take-Two Interactive Software Inc.†	54,092	62,548

		88,743	140,436

	Equipment and Supplies — 5.7%
900	Advanced Energy Industries Inc.†	11,673	14,904
1,700	AZZ Inc.	56,528	57,545
3,250	Cohu Inc.	44,238	44,753
1,000	Crown Holdings Inc.†	26,540	26,960
14,000	Gerber Scientific Inc.†	89,535	86,940
2,400	GrafTech International Ltd.†	28,504	32,808
4,000	IDEX Corp.	112,163	132,400
800	John Bean Technologies Corp.	7,998	14,032
3,500	Mine Safety Appliances Co.	89,677	97,860
1,850	Robbins & Myers Inc.	36,264	44,067
200	Teleflex Inc.	8,824	12,814
2,300	Tennant Co.	66,269	62,997
6,500	The Manitowoc Co. Inc.	43,760	84,500
2,200	The Toro Co.	87,811	108,174
2,200	Titan Machinery Inc.†	24,199	30,118
3,400	Vicor Corp.†	31,099	46,954
200	Watsco Inc.	7,210	11,376

		772,292	909,202

	Financial Services — 13.5%
1,000	Berkshire Hills Bancorp Inc.	22,854	18,330
1,600	Brookline Bancorp Inc.	15,947	17,024
1,900	Brown & Brown Inc.	34,123	34,048
3,700	Cardinal Financial Corp.	29,674	39,516
3,300	Columbia Banking System Inc.	44,599	67,023
10,000	Cowen Group Inc., Cl. A†	50,000	56,600
1,750	Danvers Bancorp Inc.	20,319	24,203
1,100	Eastern Virginia Bankshares Inc.	9,627	8,305
1,900	Epoch Holding Corp.	17,511	21,451
6,850	FBR Capital Markets Corp.†	35,763	31,168
25,000	First Niagara Financial Group Inc.	300,000	355,500
2,300	Flushing Financial Corp.	29,802	29,118
600	Hancock Holding Co.	24,234	25,086
5,000	HF Financial Corp.	40,000	50,500
2,750	Hudson Valley Holding Corp.	62,500	66,550
700	IBERIABANK Corp.	33,330	42,007
2,500	Investors Bancorp Inc.†	22,438	33,000
4,800	KBW Inc.†	122,895	129,120
2,000	Knight Capital Group Inc., Cl. A†	32,743	30,500
3,900	Meadowbrook Insurance Group Inc.	22,850	30,810
12,600	Nara Bancorp Inc.†	94,500	110,376
6,000	National Penn Bancshares Inc.	31,500	41,400
3,950	NewAlliance Bancshares Inc.	48,300	49,849
2,000	Old National Bancorp	20,000	23,900
6,000	Orrstown Financial Services Inc.	162,000	152,220
4,100	Sterling Bancorp	44,849	41,205
2,900	SVB Financial Group†	78,942	135,314
2,000	The NASDAQ OMX Group Inc.†	39,256	42,240
6,200	Umpqua Holdings Corp.	60,759	82,212
5,000	Valley National Bancorp	64,134	76,850
1,300	Waddell & Reed Financial Inc., Cl. A	30,690	46,852
1,000	Washington Banking Co.	9,000	12,590
5,500	Washington Trust Bancorp Inc.	103,422	102,520
4,300	Webster Financial Corp.	52,272	75,207
3,750	Westfield Financial Inc.	35,041	34,463
400	WSFS Financial Corp.	11,024	15,600

		1,856,898	2,152,657

	Food and Beverage — 0.6%
3,600	Smart Balance Inc.†	21,576	23,328
2,800	The Cheesecake Factory Inc.†	44,199	75,768

		65,775	99,096

See accompanying notes to financial statements.

GAMCO Westwood SmallCap Equity Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 3.7%
4,700	AngioDynamics Inc.†	$61,900	$73,414
600	ArthroCare Corp.†	15,075	17,832
1,000	Assisted Living Concepts Inc., Cl. A†	28,102	32,840
16,700	Clarient Inc.†	66,185	43,754
3,600	Continucare Corp.†	8,964	13,320
200	Covance Inc.†	7,760	12,278
1,200	Cynosure Inc., Cl. A†	9,468	13,488
2,700	Kindred Healthcare Inc.†	49,813	48,735
800	Natus Medical Inc.†	8,676	12,728
300	NBTY Inc.†	8,697	14,394
2,800	Omnicare Inc.	73,851	79,212
1,100	Perrigo Co.	31,695	64,592
1,500	PharMerica Corp.†	33,426	27,330
500	PSS World Medical Inc.†	8,155	11,755
2,175	Rochester Medical Corp.†	24,766	27,883
500	STERIS Corp.	13,894	16,830
1,100	Syneron Medical Ltd.†	9,144	12,023
2,200	Zoll Medical Corp.†	56,124	57,992

		515,695	580,400

	Home Furnishings — 0.2%
1,300	Ethan Allen Interiors Inc.	16,130	26,819

	Machinery — 3.0%
500	Baldor Electric Co.	15,702	18,700
1,700	Bucyrus International Inc.	42,273	112,183
5,000	DXP Enterprises Inc.†	62,484	63,850
1,150	Dynamic Materials Corp.	33,061	17,963
19,400	Flow International Corp.†	83,064	58,394
1,800	Gardner Denver Inc.	68,527	79,272
4,000	Lydall Inc.†	35,570	31,400
4,400	Trinity Industries Inc.	100,296	87,824

		440,977	469,586

	Metals and Mining — 0.7%
2,700	5N Plus Inc.†	12,937	14,488
950	Franco-Nevada Corp.	21,629	25,489
1,400	Globe Specialty Metals Inc.†	14,616	15,666
2,800	Red Back Mining Inc.†	20,753	57,205

		69,935	112,848

	Publishing — 1.0%
8,500	Belo Corp., Cl. A	17,711	57,970
3,900	Journal Communications Inc., Cl. A†	18,539	16,380
1,900	Meredith Corp.	52,935	65,379
900	Scholastic Corp.	10,282	25,200

		99,467	164,929

	Real Estate — 0.1%
1,200	Kennedy-Wilson Holdings Inc.†	11,926	12,180

	Restaurants — 0.3%
5,700	Denny’s Corp.†	13,949	21,888
5,200	Morton’s Restaurant Group Inc.†	33,000	31,772

		46,949	53,660

	Retail — 3.0%
3,900	American Eagle Outfitters Inc.	54,453	72,228
3,700	AnnTaylor Stores Corp.†	60,125	76,590
1,000	Foot Locker Inc.	15,260	15,040
1,000	HSN Inc.†	10,100	29,440
1,700	J. Crew Group Inc.†	52,286	78,030
7,300	Saks Inc.†	24,476	62,780
1,100	Stage Stores Inc.	12,936	16,929
1,600	Tiffany & Co.	44,151	75,984
1,900	Williams-Sonoma Inc.	25,114	49,951

		298,901	476,972

	Semiconductors — 10.3%
15,000	Advanced Analogic Technologies Inc.†	64,704	52,350
5,600	Atmel Corp.†	28,728	28,168
5,100	ATMI Inc.†	74,595	98,481
13,000	Brooks Automation Inc.†	88,776	114,660
8,900	Cascade Microtech Inc.†	49,271	36,935
33,300	Entegris Inc.†	80,213	167,832
8,500	Entropic Communications Inc.†	26,531	43,180
8,600	FormFactor Inc.†	143,663	152,736
8,200	FSI International Inc.†	5,676	31,734
18,500	Integrated Device Technology Inc.†	142,640	113,405
3,600	IXYS Corp.†	23,882	30,744
9,000	Kulicke & Soffa Industries Inc.†	21,142	65,250
4,000	Mattson Technology Inc.†	16,087	18,480
6,600	Microsemi Corp.†	90,928	114,444
10,600	ON Semiconductor Corp.†	69,162	84,800
6,950	PLX Technology Inc.†	45,126	36,626
2,300	Rovi Corp.†	37,574	85,399
18,400	Silicon Image Inc.†	65,090	55,568
950	Silicon Laboratories Inc.†	30,015	45,286
20,600	Ultra Clean Holdings Inc.†	68,667	175,512
1,550	Ultratech Inc.†	20,411	21,080
5,500	Verigy Ltd.†	93,351	61,490

		1,286,232	1,634,160

	Specialty Chemicals — 2.8%
2,700	Arch Chemicals Inc.	78,367	92,853
3,969	Ferro Corp.†	49,408	34,887
4,400	H.B. Fuller Co.	99,098	102,124
2,700	Olin Corp.	60,345	52,974
6,300	Penford Corp.†	60,874	64,575
2,200	Valspar Corp.	45,355	64,856
1,650	Zep Inc.	23,848	36,102

		417,295	448,371

	Telecommunications — 0.7%
10,400	Harmonic Inc.†	60,171	65,624
1,200	Polycom Inc.†	26,199	36,696
5,800	UTStarcom Inc.†	12,875	16,182

		99,245	118,502

	Transportation — 0.5%
1,600	Atlas Air Worldwide Holdings Inc.†	35,722	84,880

	TOTAL COMMON STOCKS	12,576,693	15,182,950

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.6%
$725,000	U.S. Treasury Bills, 0.046% to 0.130%††, 04/15/10 to 06/24/10	724,848	724,853

	TOTAL U.S. GOVERNMENT OBLIGATIONS	724,848	724,853

	TOTAL INVESTMENTS — 100.0%	$13,301,541	15,907,803

	Other Assets and Liabilities (Net) — (0.0)%		(438)

	NET ASSETS — 100.0%		$15,907,365

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Income Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 82.0%
	Agriculture — 0.6%
1,000	Archer-Daniels-Midland Co.	$28,410	$28,900

	Automotive: Parts and Accessories — 0.8%
500	Lear Corp.†	39,908	39,675

	Banking — 3.8%
5,000	U.S. Bancorp	164,976	129,400
4,357	Valley National Bancorp	81,828	66,967

		246,804	196,367

	Computer Hardware — 2.3%
500	Apple Inc.†	45,563	117,465

	Computer Software and Services — 0.7%
2,000	EMC Corp.†	25,560	36,080

	Diversified Industrial — 3.9%
6,000	General Electric Co.	94,338	109,200
2,000	Honeywell International Inc.	78,538	90,540

		172,876	199,740

	Electronics — 3.5%
8,000	Intel Corp.	188,828	178,080

	Energy and Utilities: Integrated — 0.9%
2,000	Allegheny Energy Inc.	50,482	46,000

	Energy and Utilities: Natural Gas — 3.7%
8,500	Spectra Energy Corp.	221,225	191,505

	Energy and Utilities: Oil — 7.0%
1,000	BP plc, ADR	75,428	57,070
1,500	Chevron Corp.	127,333	113,745
2,500	ConocoPhillips	200,189	127,925
1,000	Devon Energy Corp.	47,079	64,430

		450,029	363,170

	Energy and Utilities: Services — 6.6%
5,000	Halliburton Co.	180,373	150,650
1,500	National Oilwell Varco Inc.	79,445	60,870
1,000	Noble Corp.	48,914	41,820
1,000	Transocean Ltd.†	82,810	86,380

		391,542	339,720

	Energy and Utilities: Water — 2.7%
6,500	American Water Works Co. Inc.	113,655	141,440

	Financial Services — 9.5%
416	Alleghany Corp.†	114,111	121,008
4,000	Discover Financial Services	26,686	59,600
1,000	State Street Corp.	46,342	45,140
2,500	The Bank of New York Mellon Corp.	86,260	77,200
6,000	Wells Fargo & Co.	193,140	186,720

		466,539	489,668

	Food and Beverage — 15.3%
7,000	ConAgra Foods Inc.	174,145	175,490
3,761	General Mills Inc.	221,761	266,241
7,000	Kraft Foods Inc., Cl. A	231,325	211,680
2,000	PepsiCo Inc.	107,960	132,320

		735,191	785,731

	Health Care — 8.2%
2,883	Bristol-Myers Squibb Co.	70,582	76,976
1,500	Johnson & Johnson	85,403	97,800
2,520	Mead Johnson Nutrition Co.	107,163	131,116
6,940	Pfizer Inc.	146,422	119,021

		409,570	424,913

	Retail — 1.9%
3,000	The Home Depot Inc.	118,871	97,050

	Specialty Chemicals — 4.3%
700	Air Products and Chemicals Inc.	52,038	51,765
4,500	E. I. du Pont de Nemours and Co.	224,363	167,580

		276,401	219,345

	Telecommunications — 6.3%
6,000	AT&T Inc.	199,425	155,040
5,500	Verizon Communications Inc.	229,685	170,610

		429,110	325,650

	TOTAL COMMON STOCKS	4,410,564	4,220,499

	PREFERRED STOCKS — 11.7%
	Broadcasting — 2.9%
6,000	CBS Corp., 7.250% Pfd.	151,216	147,660

	Financial Services — 8.8%
12,000	Bank One Capital Trust VI, 7.200% Pfd.	305,738	305,640
5,900	Wells Fargo Capital Trust IV, 7.000% Pfd.	150,504	148,621

		456,242	454,261

	TOTAL PREFERRED STOCKS	607,458	601,921

Principal
Amount
	CORPORATE BONDS — 4.8%
	Financial Services — 4.8%
$250,000	American Express Credit Corp., MTN, 0.390%, 06/16/11 (a)	250,000	248,556

	U.S. GOVERNMENT OBLIGATIONS — 1.0%
50,000	U.S. Treasury Bill, 0.122%††, 05/13/10	49,993	49,993

	TOTAL INVESTMENTS — 99.5%	$5,318,015	5,120,969

	Other Assets and Liabilities (Net) — 0.5%		26,079

	NET ASSETS — 100.0%		$5,147,048

(a)	Floating rate security. The rate disclosed is that in effect at March 31, 2010.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Equity Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 101.4%
	Aerospace — 2.5%
29,300	Raytheon Co.	$1,280,301	$1,673,616
23,200	The Boeing Co.	1,379,327	1,684,552

		2,659,628	3,358,168

	Automotive — 1.3%
27,600	Cummins Inc.	1,292,077	1,709,820

	Banking — 8.4%
200,900	Bank of America Corp.	3,295,651	3,586,065
92,184	JPMorgan Chase & Co.	2,291,537	4,125,234
107,000	Wells Fargo & Co.	1,788,811	3,329,840

		7,375,999	11,041,139

	Business Services — 1.3%
18,800	FedEx Corp.	1,481,114	1,755,920

	Cable and Satellite — 3.3%
94,800	Comcast Corp., Cl. A	1,582,726	1,784,136
76,900	DIRECTV, Cl. A†	2,138,562	2,599,989

		3,721,288	4,384,125

	Communications Equipment — 4.1%
101,500	Cisco Systems Inc.†	2,018,670	2,642,045
137,400	Corning Inc.	2,109,388	2,776,854

		4,128,058	5,418,899

	Computer Hardware — 3.2%
12,800	International Business Machines Corp.	1,298,970	1,641,600
67,300	Western Digital Corp.†	2,711,198	2,624,027

		4,010,168	4,265,627

	Computer Software and Services — 7.6%
71,900	CA Inc.	1,566,259	1,687,493
62,600	eBay Inc.†	1,400,272	1,687,070
88,600	EMC Corp.†	1,227,247	1,598,344
115,000	Microsoft Corp.	2,958,660	3,366,050
67,100	Oracle Corp.	1,235,779	1,723,799

		8,388,217	10,062,756

	Consumer Products — 3.4%
24,300	NIKE Inc., Cl. B	1,329,141	1,786,050
51,980	Philip Morris International Inc.	2,536,101	2,711,277

		3,865,242	4,497,327

	Diversified Industrial — 6.5%
189,300	General Electric Co.	3,050,083	3,445,260
76,200	Honeywell International Inc.	3,012,110	3,449,574
31,800	ITT Corp.	1,358,224	1,704,798

		7,420,417	8,599,632

	Electronics — 1.3%
75,600	Intel Corp.	1,408,310	1,682,856

	Energy: Integrated — 2.6%
83,900	Dominion Resources Inc.	3,125,995	3,449,129

	Energy: Natural Gas — 3.6%
31,306	Apache Corp.	2,385,111	3,177,559
37,000	EQT Corp.	1,632,190	1,517,000

		4,017,301	4,694,559

	Energy: Oil — 12.1%
46,000	Anadarko Petroleum Corp.	2,024,886	3,350,180
53,400	Chevron Corp.	3,886,490	4,049,322
17,100	Devon Energy Corp.	1,054,812	1,101,753
60,000	Exxon Mobil Corp.	3,344,457	4,018,800
41,010	Occidental Petroleum Corp.	2,722,760	3,466,985

		13,033,405	15,987,040

	Entertainment — 1.3%
49,100	The Walt Disney Co.	1,284,937	1,714,081

	Financial Services — 11.8%
51,600	ACE Ltd.	2,681,362	2,698,680
37,900	Ameriprise Financial Inc.	1,391,670	1,719,144
7,600	BlackRock Inc.	1,492,416	1,654,976
24,800	Franklin Resources Inc.	2,667,425	2,750,320
78,700	MetLife Inc.	2,882,640	3,410,858
62,100	The Travelers Companies Inc.	2,464,502	3,349,674

		13,580,015	15,583,652

	Food and Beverage — 1.3%
58,400	Sysco Corp.	1,331,418	1,722,800

	Health Care — 10.7%
28,400	Baxter International Inc.	1,624,889	1,652,880
63,500	Bristol-Myers Squibb Co.	1,386,666	1,695,450
31,700	Covidien plc	1,349,087	1,593,876
40,800	Johnson & Johnson	2,685,324	2,660,160
42,900	Merck & Co. Inc.	1,279,646	1,602,315
187,900	Pfizer Inc.	3,073,305	3,222,485
27,800	Teva Pharmaceutical Industries Ltd., ADR	1,592,562	1,753,624

		12,991,479	14,180,790

	Machinery — 2.5%
56,300	Deere & Co.	2,287,218	3,347,598

	Metals and Mining — 1.3%
36,700	Nucor Corp.	1,667,673	1,665,446

	Mutual Funds — 0.9%
1,218,905	Dreyfus Treasury Cash Management Fund	1,218,905	1,218,905

	Retail — 4.6%
48,600	CVS Caremark Corp.	1,484,025	1,776,816
117,500	The Gap Inc.	2,119,956	2,715,425
38,400	The TJX Companies Inc.	1,599,677	1,632,768

		5,203,658	6,125,009

	Specialty Chemicals — 2.0%
71,600	E. I. du Pont de Nemours and Co.	2,287,485	2,666,384

	Telecommunications — 2.5%
129,700	AT&T Inc.	4,077,944	3,351,448

	Transportation — 1.3%
23,600	Union Pacific Corp.	1,051,941	1,729,880

	TOTAL COMMON STOCKS	112,909,892	134,212,990

	TOTAL INVESTMENTS — 101.4%	$112,909,892	134,212,990

	Other Assets and Liabilities (Net) — (1.4)%		(1,798,480)

	NET ASSETS — 100.0%		$132,414,510

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 63.3%
	Aerospace — 1.5%
17,100	Raytheon Co.	$651,976	$976,752
13,400	The Boeing Co.	796,284	972,974

		1,448,260	1,949,726

	Automotive — 0.9%
18,600	Cummins Inc.	867,864	1,152,270

	Banking — 4.9%
119,200	Bank of America Corp.	1,955,945	2,127,720
56,596	JPMorgan Chase & Co.	1,256,879	2,532,671
61,800	Wells Fargo & Co.	1,017,281	1,923,216

		4,230,105	6,583,607

	Business Services — 0.9%
13,000	FedEx Corp.	1,018,925	1,214,200

	Cable and Satellite — 2.0%
58,700	Comcast Corp., Cl. A	979,762	1,104,734
44,800	DIRECTV, Cl. A†	1,238,978	1,514,688

		2,218,740	2,619,422

	Communications Equipment — 2.4%
58,800	Cisco Systems Inc.†	1,152,564	1,530,564
79,600	Corning Inc.	1,227,113	1,608,716

		2,379,677	3,139,280

	Computer Hardware — 1.9%
8,300	International Business Machines Corp.	841,475	1,064,475
38,800	Western Digital Corp.†	1,563,458	1,512,812

		2,404,933	2,577,287

	Computer Software and Services — 4.6%
42,300	CA Inc.	921,691	992,781
43,500	eBay Inc.†	968,720	1,172,325
56,100	EMC Corp.†	709,265	1,012,044
67,700	Microsoft Corp.	1,734,557	1,981,579
39,680	Oracle Corp.	715,930	1,019,379

		5,050,163	6,178,108

	Consumer Products — 2.0%
14,100	NIKE Inc., Cl. B	774,741	1,036,350
30,920	Philip Morris International Inc.	1,432,652	1,612,787

		2,207,393	2,649,137

	Diversified Industrial — 4.1%
119,700	General Electric Co.	1,944,395	2,178,540
50,000	Honeywell International Inc.	1,980,103	2,263,500
19,290	ITT Corp.	751,608	1,034,137

		4,676,106	5,476,177

	Electronics — 0.9%
51,500	Intel Corp.	952,937	1,146,390

	Energy: Integrated — 1.5%
49,000	Dominion Resources Inc.	1,823,781	2,014,390

	Energy: Natural Gas — 2.1%
18,455	Apache Corp.	1,371,109	1,873,183
21,800	EQT Corp.	962,021	893,800

		2,333,130	2,766,983

	Energy: Oil — 7.5%
27,200	Anadarko Petroleum Corp.	1,180,438	1,980,976
34,300	Chevron Corp.	2,496,939	2,600,969
10,000	Devon Energy Corp.	581,483	644,300
34,700	Exxon Mobil Corp.	1,863,693	2,324,206
28,200	Occidental Petroleum Corp.	1,683,236	2,384,028

		7,805,789	9,934,479

	Entertainment — 0.9%
34,600	The Walt Disney Co.	896,516	1,207,886

	Financial Services — 7.2%
33,000	ACE Ltd.	1,533,162	1,725,900
23,500	Ameriprise Financial Inc.	864,399	1,065,960
4,400	BlackRock Inc.	855,725	958,144
14,000	Franklin Resources Inc.	1,506,101	1,552,600
45,600	MetLife Inc.	1,667,537	1,976,304
42,100	The Travelers Companies Inc.	1,670,892	2,270,874

		8,097,816	9,549,782

	Food and Beverage — 0.8%
34,400	Sysco Corp.	784,489	1,014,800

	Health Care — 6.7%
16,600	Baxter International Inc.	949,748	966,120
44,300	Bristol-Myers Squibb Co.	967,041	1,182,810
18,700	Covidien plc	680,750	940,236
26,300	Johnson & Johnson	1,726,524	1,714,760
26,300	Merck & Co. Inc.	784,351	982,305
118,700	Pfizer Inc.	1,930,776	2,035,705
16,200	Teva Pharmaceutical Industries Ltd., ADR	927,805	1,021,896

		7,966,995	8,843,832

	Machinery — 1.5%
34,000	Deere & Co.	1,370,772	2,021,640

	Metals and Mining — 0.8%
23,100	Nucor Corp.	1,050,758	1,048,278

	Mutual Funds — 1.8%
2,372,761	Dreyfus Treasury Cash Management Fund	2,372,761	2,372,761

	Retail — 2.8%
28,600	CVS Caremark Corp.	790,226	1,045,616
77,400	The Gap Inc.	1,380,948	1,788,714
22,500	The TJX Companies Inc.	937,300	956,700

		3,108,474	3,791,030

	Specialty Chemicals — 1.4%
49,800	E. I. du Pont de Nemours and Co.	1,597,905	1,854,552

	Telecommunications — 1.5%
75,600	AT&T Inc.	2,377,293	1,953,504

	Transportation — 0.7%
13,600	Union Pacific Corp.	591,252	996,880

	TOTAL COMMON STOCKS	69,632,834	84,056,401

Principal
Amount
	CORPORATE BONDS — 12.3%
	Banking — 2.9%
$1,250,000	Bank of America Corp., 5.375%, 06/15/14	1,278,840	1,313,230
500,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	513,285	514,641
1,125,000	Citigroup Inc., 5.500%, 10/15/14	1,128,925	1,165,430
750,000	JPMorgan Chase & Co., 6.300%, 04/23/19	773,294	829,111

		3,694,344	3,822,412

	Computer Software and Services — 0.6%
750,000	Oracle Corp., 4.950%, 04/15/13	750,267	815,355

See accompanying notes to financial statements.

GAMCO Westwood Balanced Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS (Continued)
	Diversified Industrial — 1.0%
$1,200,000	General Electric Co., 5.000%, 02/01/13	$1,205,850	$1,294,423

	Electronics — 0.6%
750,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	748,206	802,127

	Energy: Integrated — 0.4%
500,000	The Southern Co., 4.150%, 05/15/14	499,573	522,353

	Energy: Natural Gas — 0.8%
1,000,000	Apache Corp., 5.250%, 04/15/13	999,934	1,088,831

	Energy: Oil — 1.7%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	979,191	1,090,937
500,000	Marathon Oil Corp., 5.900%, 03/15/18	502,428	534,260
500,000	XTO Energy Inc., 6.500%, 12/15/18	574,203	578,053

		2,055,822	2,203,250

	Financial Services — 0.6%
750,000	ACE INA Holdings Inc., 5.600%, 05/15/15	747,967	819,799

	Food and Beverage — 0.8%
950,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	943,878	1,001,563

	Metals and Mining — 0.6%
750,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	755,044	826,013

	Real Estate Investment Trusts — 0.5%
700,000	Vornado Realty LP, 4.250%, 04/01/15	697,050	695,464

	Telecommunications — 0.4%
500,000	AT&T Inc., 6.700%, 11/15/13	501,364	571,007

	Transportation — 0.8%
1,000,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	985,915	1,073,407

	Wireless Communications — 0.6%
750,000	Vodafone Group plc, 4.150%, 06/10/14	766,763	779,564

	TOTAL CORPORATE BONDS	15,351,977	16,315,568

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
	Federal Home Loan Mortgage Corp. — 5.7%
1,500,000	4.750%, 12/08/10	1,497,764	1,543,020
1,500,000	2.125%, 03/23/12	1,516,530	1,527,856
1,250,000	5.125%, 07/15/12	1,244,282	1,356,521
1,500,000	5.250%, 04/18/16	1,483,606	1,661,240
1,500,000	3.750%, 03/27/19	1,494,676	1,466,063

		7,236,858	7,554,700

	Federal National Mortgage Association — 6.2%
1,500,000	4.250%, 08/15/10	1,494,330	1,522,447
1,250,000	3.375%, 05/19/11	1,283,118	1,289,512
1,500,000	5.375%, 11/15/11	1,503,780	1,607,127
1,250,000	4.375%, 09/15/12	1,326,191	1,338,114
1,500,000	5.000%, 04/15/15	1,544,433	1,654,751
775,000	5.375%, 06/12/17	833,765	859,465

		7,985,617	8,271,416

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	15,222,475	15,826,116

	U.S. GOVERNMENT OBLIGATIONS — 12.2%
	U.S. Treasury Inflation Indexed Notes — 6.1%
1,500,000	0.875%, 04/15/10	1,718,726	1,718,726
1,500,000	0.625%, 04/15/13	1,455,102	1,568,342
900,000	1.250%, 04/15/14	921,633	953,354
1,200,000	2.500%, 07/15/16	1,294,014	1,408,116
1,500,000	1.375%, 07/15/18	1,423,505	1,510,068
900,000	2.125%, 01/15/19	929,242	957,975

		7,742,222	8,116,581

	U.S. Treasury Notes — 6.1%
1,000,000	2.625%, 05/31/10	1,000,080	1,004,336
1,500,000	3.375%, 11/30/12	1,497,993	1,579,337
1,500,000	4.000%, 02/15/15	1,480,303	1,606,407
1,500,000	5.125%, 05/15/16	1,507,245	1,683,986
1,000,000	3.625%, 08/15/19	1,024,554	988,126
1,250,000	3.375%, 11/15/19	1,206,641	1,206,544

		7,716,816	8,068,736

	TOTAL U.S. GOVERNMENT OBLIGATIONS	15,459,038	16,185,317

	TOTAL INVESTMENTS — 99.7%	$115,666,324	132,383,402

	Other Assets and Liabilities (Net) — 0.3%		345,421

	NET ASSETS — 100.0%		$132,728,823

†	Non-income producing security.

ADR	American Depositary Receipt
See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 6.2%
	Mutual Funds — 6.2%
1,065,659	Dreyfus Treasury Cash Management Fund	$1,065,659	$1,065,659

Principal
Amount
	CORPORATE BONDS — 36.4%
	Aerospace — 1.3%
$200,000	The Boeing Co., 6.000%, 03/15/19	205,105	221,026

	Banking — 5.9%
300,000	Bank of America Corp., 5.375%, 06/15/14	306,922	315,175
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	226,117	231,589
250,000	Citigroup Inc., 5.500%, 10/15/14	250,872	258,985
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	198,779	221,096

		982,690	1,026,845

	Computer Hardware — 1.2%
200,000	Hewlett-Packard Co., 2.250%, 05/27/11	201,229	203,134

	Computer Software and Services — 0.9%
150,000	Oracle Corp., 4.950%, 04/15/13	149,967	163,071

	Consumer Products — 1.0%
150,000	Philip Morris International Inc., 6.875%, 03/17/14	150,656	171,918

	Diversified Industrial — 1.6%
250,000	General Electric Co., 5.000%, 02/01/13	251,219	269,672

	Electronics — 2.4%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,785	202,167
200,000	Koninklijke Philips Electronics NV, 4.625%, 03/11/13	199,543	213,901

		399,328	416,068

	Energy and Utilities: Electric Integrated — 0.9%
150,000	The Southern Co., 4.150%, 05/15/14	149,872	156,706

	Energy and Utilities: Natural Gas — 1.3%
200,000	Apache Corp., 5.250%, 04/15/13	199,728	217,766

	Energy and Utilities: Oil — 3.4%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	195,839	218,188
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,607	133,565
200,000	XTO Energy Inc., 6.500%, 12/15/18	229,681	231,221

		551,127	582,974

	Financial Services — 6.5%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,523	191,286
300,000	Berkshire Hathaway Inc., 5.125%, 09/15/12	319,299	324,300
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	299,785	335,470
275,000	Merrill Lynch & Co. Inc., MTN, Series C, 5.000%, 01/15/15	275,150	281,586

		1,068,757	1,132,642

	Food and Beverage — 4.2%
250,000	Anheuser-Busch Companies Inc., 4.375%, 01/15/13	248,393	263,569
200,000	Dr Pepper Snapple Group Inc., 2.350%, 12/21/12	199,933	201,550
250,000	Kraft Foods Inc., 5.375%, 02/10/20	254,438	254,572

		702,764	719,691

	Metals and Mining — 1.3%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	201,345	220,270

	Real Estate Investment Trusts — 1.4%
250,000	Vornado Realty LP, 4.250%, 04/01/15	249,066	248,380

	Telecommunications — 1.1%
175,000	AT&T Inc., 6.700%, 11/15/13	175,478	199,853

	Transportation — 2.0%
200,000	Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17	199,243	214,681
125,000	CSX Corp., 6.250%, 04/01/15	124,947	139,960

		324,190	354,641

	TOTAL CORPORATE BONDS	5,962,521	6,304,657

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.5%
	Federal Home Loan Bank — 1.6%
250,000	5.375%, 05/18/16	251,113	278,176

	Federal Home Loan Mortgage Corp. — 10.7%
400,000	2.125%, 03/23/12	404,928	407,428
250,000	5.125%, 07/15/12	256,875	271,304
225,000	5.000%, 07/15/14	248,377	248,548
325,000	5.250%, 04/18/16	362,227	359,935
200,000	5.500%, 07/18/16	219,796	224,245
350,000	3.750%, 03/27/19	344,703	342,081

		1,836,906	1,853,541

	Federal National Mortgage Association — 16.5%
300,000	2.500%, 04/09/10	300,010	300,010
325,000	4.250%, 08/15/10	325,518	329,864
350,000	3.375%, 05/19/11	357,300	361,064
350,000	5.375%, 11/15/11	357,134	374,996
250,000	4.375%, 09/15/12	265,291	267,623
375,000	4.375%, 03/15/13	399,397	403,906
300,000	5.000%, 04/15/15	310,194	330,950
275,000	5.375%, 06/12/17	295,852	304,971
82,470	Pool #745122, 5.500%, 09/01/20	82,218	89,039
89,762	Pool #255554, 5.500%, 01/01/35	90,928	95,079

		2,783,842	2,857,502

See accompanying notes to financial statements.

GAMCO Westwood Intermediate Bond Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Government National Mortgage Association — 2.7%
$42,760	Pool #562288, 6.000%, 12/15/33	$43,456	$46,285
84,181	Pool #604946, 5.500%, 01/15/34	85,194	89,676
75,852	Pool #604970, 5.500%, 01/15/34	76,563	80,803
110,231	Pool #003747, 5.000%, 08/20/35	109,292	114,933
124,921	Pool #550728, 5.500%, 11/15/35	125,102	132,919

		439,607	464,616

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,311,468	5,453,835

	U.S. GOVERNMENT OBLIGATIONS — 27.2%
	U.S. Treasury Bills — 3.0%
525,000	U.S. Treasury Bill, 0.284%†, 01/31/11	523,741	523,736

	U.S. Treasury Inflation Indexed Notes — 12.6%
275,000	0.875%, 04/15/10	315,086	315,086
325,000	0.625%, 04/15/13	314,928	339,807
225,000	1.250%, 04/15/14	230,419	238,339
275,000	2.500%, 07/15/16	296,547	322,693
300,000	1.375%, 07/15/18	282,698	302,014
275,000	2.125%, 01/15/19	285,551	292,715
350,000	2.500%, 01/15/29	377,847	374,174

		2,103,076	2,184,828

	U.S. Treasury Notes — 8.8%
300,000	2.000%, 09/30/10	300,113	302,684
300,000	4.250%, 08/15/15	299,016	324,000
250,000	5.125%, 05/15/16	254,118	280,665
275,000	3.500%, 02/15/18	275,360	275,924
350,000	3.375%, 11/15/19	337,860	337,832

		1,466,467	1,521,105

	U.S. Treasury Bonds — 2.8%
250,000	7.125%, 02/15/23	299,503	322,266
150,000	5.375%, 02/15/31	167,824	165,984

		467,327	488,250

	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,560,611	4,717,919

	TOTAL INVESTMENTS — 101.3%	$16,900,259	17,542,070

	Other Assets and Liabilities (Net) — (1.3)%		(221,800)

	NET ASSETS — 100.0%		$17,320,270

†	Represents annualized yield at date of purchase.

MTN	Medium Term Note
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Assets and Liabilities
March 31, 2010 (Unaudited)

	Mighty	SmallCap	Income	Equity	Balanced	Intermediate
	MitesSM Fund	Equity Fund	Fund	Fund	Fund	Bond Fund
Assets:
Investments, at value (cost $227,429,274, $13,301,541, $5,318,015, $112,909,892, $115,666,324, and $16,900,259, respectively)	$281,303,876	$15,907,803	$5,120,969	$134,212,990	$132,383,402	$17,542,070
Cash	240	75,095	—	—	—	—
Receivable for Fund shares sold	2,589,219	282,390	145	44,581	51,862	10,966
Receivable for investments sold	299,362	—	189,175	446,801	1,569,923	—
Receivable from Adviser	—	—	4,102	—	—	—
Dividends and interest receivable	186,476	7,479	5,331	196,661	653,187	165,654
Prepaid expenses	58,102	28,820	28,164	42,736	44,104	26,904

Total Assets	284,437,275	16,301,587	5,347,886	134,943,769	134,702,478	17,745,594

Liabilities:
Payable to custodian	—	—	79,949	—	—	—
Payable for investments purchased	5,654,846	330,698	91,946	—	514,188	382,465
Payable for Fund shares redeemed	522,396	7,819	1,224	2,249,345	1,239,030	961
Distributions payable	—	—	—	—	—	11,790
Payable for investment advisory fees	221,582	7,082	—	113,256	84,808	2,466
Payable for distribution fees	74,385	4,057	1,178	30,329	32,283	4,148
Payable for accounting fees	11,250	—	—	11,250	11,250	—
Payable for legal and audit fees	—	17,942	16,784	19,355	19,384	17,092
Other accrued expenses	139,707	26,624	9,757	105,724	72,712	6,402

Total Liabilities	6,624,166	394,222	200,838	2,529,259	1,973,655	425,324

Net Assets	$277,813,109	$15,907,365	$5,147,048	$132,414,510	$132,728,823	$17,320,270

Net Assets Consist of:
Paid-in capital	$221,824,165	$21,361,955	$7,977,123	$149,158,102	$136,033,801	$16,672,771
Accumulated net investment income/(loss)	(800,074)	(58,322)	(21)	126,218	8,618	4,361
Accumulated net realized gain/(loss) on investments and foreign currency transactions	2,914,492	(8,002,530)	(2,633,008)	(38,172,908)	(20,030,674)	1,327
Net unrealized appreciation/depreciation on investments	53,874,602	2,606,262	(197,046)	21,303,098	16,717,078	641,811
Net unrealized depreciation on foreign currency translations	(76)	—	—	—	—	—

Net Assets	$277,813,109	$15,907,365	$5,147,048	$132,414,510	$132,728,823	$17,320,270

Shares of Beneficial Interest:
Class AAA:
Net assets	$205,099,609	$10,796,802	$4,942,369	$123,122,035	$120,323,147	$16,046,648

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	13,645,129	802,154	653,073	14,398,899	11,687,896	1,402,353

Net Asset Value, offering, and redemption price per share	$15.03	$13.46	$7.57	$8.55	$10.29	$11.44

Class A:
Net assets	$31,806,825	$3,520,083	$58,369	$7,086,805	$5,648,257	$476,390

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	2,145,766	264,769	7,454	831,751	546,389	41,639

Net Asset Value and redemption price per share	$14.82	$13.29	$7.83	$8.52	$10.34	$11.44

Maximum offering price per share (NAV ÷ .96, based on maximum sales charge of 4.00% of the offering price)	$15.44	$13.84	$8.16	$8.88	$10.77	$11.92

Class B:
Net assets	$81,869	$7,307	—	$6,623	$110,267	$105,313

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	5,856	574.3	—	791	10,578	9,206

Net Asset Value and offering price per share (a)	$13.98	$12.72	—	$8.37	$10.42	$11.44

Class C:
Net assets	$24,671,931	$573,742	$103,694	$1,173,716	$4,871,025	$572,694

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	1,776,625	45,487	12,361	141,116	466,851	52,622

Net Asset Value and offering price per share (a)	$13.89	$12.61	$8.39	$8.32	$10.43	$10.88

Class I:
Net assets	$16,152,875	$1,009,431	$42,616	$1,025,331	$1,776,127	$119,225

Shares of beneficial interest outstanding, at $0.001 par value; unlimited number of shares authorized	1,068,161	74,599	5,630	119,768	172,610	10,411

Net Asset Value, offering, and redemption price per share	$15.12	$13.53	$7.57	$8.56	$10.29	$11.45

(a)	Redemption price varies based on the length of time held.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

	Mighty	SmallCap	Income	Equity	Balanced	Intermediate
	MitesSM Fund	Equity Fund	Fund	Fund	Fund	Bond Fund
Investment Income:
Dividends (net of foreign taxes of $3,106, $64, $0, $564, $328, and $0, respectively)	$991,621	$45,806	$84,684	$1,453,478	$871,529	$721
Interest	46,357	178	652	—	924,906	281,330

Total Investment Income	1,037,978	45,984	85,336	1,453,478	1,796,435	282,051

Expenses:
Investment advisory fees	1,162,932	66,249	25,816	683,801	501,987	49,960
Distribution fees — Class AAA	221,283	11,427	6,072	160,461	151,990	19,088
Distribution fees — Class A	57,877	7,518	161	16,170	14,438	881
Distribution fees — Class B	473	26	—	31	549	609
Distribution fees — Class C	90,540	2,506	977	5,522	24,223	2,919
Accounting fees	22,500	—	—	22,500	22,500	—
Custodian fees	38,582	12,210	267	13,898	11,510	3,326
Interest expense	1	10	6	613	—	—
Legal and audit fees	43,072	15,263	13,957	27,729	27,543	15,056
Registration expenses	25,346	14,832	18,297	21,578	19,949	16,293
Shareholder communications expenses	44,090	2,382	2,272	31,768	25,354	2,605
Shareholder services fees	136,356	6,568	6,028	87,443	52,551	7,147
Trustees’ fees	5,326	304	128	3,397	3,310	394
Miscellaneous expenses	11,017	4,363	4,146	10,062	9,983	7,173

Total Expenses	1,859,395	143,658	78,127	1,084,973	865,887	125,451

Less:
Expense reimbursements (see Note 3)	—	(39,358)	(38,642)	—	—	(36,629)
Advisory fee reduction on unsupervised assets	(20,602)	—	—	—	—	—
Custodian fee credits	—	—	—	(14,144)	(11,022)	(2,874)

Total Reimbursements, Reductions, and Credits	(20,602)	(39,358)	(38,642)	(14,144)	(11,022)	(39,503)

Net Expenses	1,838,793	104,300	39,485	1,070,829	854,865	85,948

Net Investment Income/(Loss)	(800,815)	(58,316)	45,851	382,649	941,570	196,103

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain/(loss) on investments	3,814,218	463,325	(35,036)	4,937,305	2,538,168	2,722
Net realized loss on foreign currency transactions	(369)	(2)	—	—	—	—

Net realized gain/(loss) on investments and foreign currency transactions	3,813,849	463,323	(35,036)	4,937,305	2,538,168	2,722

Net change in unrealized appreciation/depreciation:
on investments	23,466,076	1,613,643	455,428	10,067,488	6,217,493	3,552
on foreign currency translations	(143)	—	—	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,465,933	1,613,643	455,428	10,067,488	6,217,493	3,552

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	27,279,782	2,076,966	420,392	15,004,793	8,755,661	6,274

Net Increase in Net Assets Resulting from Operations	$26,478,967	$2,018,650	$466,243	$15,387,442	$9,697,231	$202,377

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets

	Mighty MitesSM Fund		SmallCap Equity Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2010	September 30,	March 31, 2010	September 30,
	(Unaudited)	2009	(Unaudited)	2009
Operations:
Net investment loss	$(800,815)	$(829,300)	$(58,316)	$(55,789)
Net realized gain/(loss) on investments and foreign currency transactions	3,813,849	(583,325)	463,323	(1,381,943)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	23,465,933	32,115,262	1,613,643	1,432,916

Net Increase/(Decrease) in Net Assets Resulting from Operations	26,478,967	30,702,637	2,018,650	(4,816)

Distributions to Shareholders:
Net realized gain
Class AAA	(37,124)	(1,293,374)	—	—
Class A	(4,628)	(152,184)	—	—
Class B	(26)	(3,722)	—	—
Class C	(3,910)	(115,030)	—	—
Class I	(2,984)	(48,549)	—	—

	(48,672)	(1,612,859)	—	—

Return of capital
Class AAA	—	(84,422)	—	—
Class A	—	(9,933)	—	—
Class B	—	(243)	—	—
Class C	—	(7,508)	—	—
Class I	—	(3,169)	—	—

	—	(105,275)	—	—

Total Distributions to Shareholders	(48,672)	(1,718,134)	—	—

Shares of Beneficial Interest Transactions:
Proceeds from shares issued in connection with the Reorganization Class AAA (see Note 9)	—	41,451,718	—	—

	—	41,451,718	—	—

Proceeds from shares issued
Class AAA	47,858,585	88,795,321	1,832,495	2,709,256
Class A	14,891,695	12,427,143	963,000	1,701,476
Class B	—	—	1,692	—
Class C	10,076,310	10,392,401	234,882	244,375
Class I	3,712,128	11,532,568	628,048	182,232

	76,538,718	123,147,433	3,660,117	4,837,339

Proceeds from reinvestment of distributions
Class AAA	33,740	1,223,207	—	—
Class A	3,921	146,050	—	—
Class B	26	3,964	—	—
Class C	2,929	92,652	—	—
Class I	1,751	21,432	—	—

	42,367	1,487,305	—	—

Cost of shares redeemed
Class AAA	(32,834,245)	(40,415,394)	(1,255,543)	(2,069,312)
Class A	(2,050,344)	(3,947,787)	(116,709)	(451,556)
Class B	(42,811)	(49,442)	(109)	—
Class C	(1,120,440)	(2,878,564)	(89,260)	(92,865)
Class I	(1,729,004)	(2,878,916)	(23,443)	(66,658)

	(37,776,844)	(50,170,103)	(1,485,064)	(2,680,391)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	38,804,241	115,916,353	2,175,053	2,156,948

Redemption Fees	875	1,613	1,749	—

Net Increase in Net Assets	65,235,411	144,902,469	4,195,452	2,152,132

Net Assets:
Beginning of period	212,577,698	67,675,229	11,711,913	9,559,781

End of period	$277,813,109	$212,577,698	$15,907,365	$11,711,913

Undistributed net investment income	—	$741	—	—

See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Income Fund		Equity Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2010	September 30,	March 31, 2010	September 30,
	(Unaudited)	2009	(Unaudited)	2009
Operations:
Net investment income	$45,851	$133,741	$382,649	$1,599,465
Net realized gain/(loss) on investments	(35,036)	(1,616,053)	4,937,305	(41,056,788)
Net change in unrealized appreciation/depreciation on investments	455,428	541,202	10,067,488	11,795,997

Net Increase/(Decrease) in Net Assets Resulting from Operations	466,243	(941,110)	15,387,442	(27,661,326)

Distributions to Shareholders:
Net investment income
Class AAA	(37,915)	(141,171)	(1,172,352)	(1,644,996)
Class A	(404)	(1,948)	(45,986)	(23,479)
Class B	—	(2)	(17)	—
Class C	(287)	(5,077)	(3,199)	(3,498)
Class I	(395)	(1,776)	(7,670)	(9,480)

	(39,001)	(149,974)	(1,229,224)	(1,681,453)

Return of Capital
Class AAA	—	(16,388)	—	—
Class A	—	(226)	—	—
Class B	—	(0)*	—	—
Class C	—	(590)	—	—
Class I	—	(206)	—	—

	—	(17,410)	—	—

Total Distributions to Shareholders	(39,001)	(167,384)	(1,229,224)	(1,681,453)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	201,975	456,273	8,352,222	42,434,854
Class A	1,039	63,868	716,525	3,882,541
Class C	960	63,682	83,494	465,564
Class I	2,577	5,781	413,819	162,767

	206,551	589,604	9,566,060	46,945,726

Proceeds from reinvestment of distributions
Class AAA	35,306	145,555	1,098,890	1,531,245
Class A	403	1,627	43,561	21,494
Class B	—	—	16	—
Class C	236	5,366	3,159	3,497
Class I	391	1,982	7,670	9,480

	36,336	154,530	1,153,296	1,565,716

Cost of shares redeemed
Class AAA	(567,641)	(1,963,238)	(31,907,037)	(50,965,061)
Class A	(25,349)	(49,724)	(494,761)	(2,341,995)
Class B	(79)**	—	(88)	(4,814)
Class C	(173,412)	(82,933)	(96,305)	(65,151)
Class I	(22,618)	(46,981)	(174,072)	(152,961)

	(789,099)	(2,142,876)	(32,672,263)	(53,529,982)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(546,212)	(1,398,742)	(21,952,907)	(5,018,540)

Net Decrease in Net Assets	(118,970)	(2,507,236)	(7,794,689)	(34,361,319)

Net Assets:
Beginning of period	5,266,018	7,773,254	140,209,199	174,570,518

End of period	$5,147,048	$5,266,018	$132,414,510	$140,209,199

Undistributed net investment income	—	—	$126,218	$972,793

*	Amount represents less then $1.00.

**	Class B Shares were fully redeemed on December 1, 2009.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Statements of Changes in Net Assets (Continued)

	Balanced Fund		Intermediate Bond Fund
	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2010	September 30,	March 31, 2010	September 30,
	(Unaudited)	2009	(Unaudited)	2009
Operations:
Net investment income	$941,570	$2,425,845	$196,103	$350,357
Net realized gain/(loss) on investments	2,538,168	(21,628,326)	2,722	114,658
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,217,493	10,332,535	3,552	719,055

Net Increase/(Decrease) in Net Assets Resulting from Operations	9,697,231	(8,869,946)	202,377	1,184,070

Distributions to Shareholders:
Net investment income
Class AAA	(890,942)	(2,263,081)	(182,228)	(318,721)
Class A	(35,365)	(87,731)	(5,786)	(11,565)
Class B	(411)	(998)	(992)	(1,976)
Class C	(17,053)	(40,735)	(4,804)	(9,425)
Class I	(12,754)	(27,686)	(2,293)	(9,566)

	(956,525)	(2,420,231)	(196,103)	(351,253)

Net realized gain
Class AAA	—	(675,615)	(103,561)	—
Class A	—	(27,603)	(3,757)	—
Class B	—	(524)	(903)	—
Class C	—	(10,546)	(4,280)	—
Class I	—	(7,058)	(780)	—

	—	(721,346)	(113,281)	—

Total Distributions to Shareholders	(956,525)	(3,141,577)	(309,384)	(351,253)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	7,271,691	35,730,717	2,979,916	5,535,519
Class A	145,667	1,844,474	87,654	727,724
Class B	13,292	29,853	—	104,859
Class C	137,628	4,458,581	212,479	686,880
Class I	708,734	166,080	129,930	183,455

	8,277,012	42,229,705	3,409,979	7,238,437

Proceeds from reinvestment of distributions
Class AAA	863,018	2,730,085	204,180	228,051
Class A	31,829	103,837	7,311	9,148
Class B	257	887	971	739
Class C	11,442	38,787	8,283	7,845
Class I	12,751	34,744	2,791	9,566

	919,297	2,908,340	223,536	255,349

Cost of shares redeemed
Class AAA	(19,077,817)	(41,553,262)	(986,762)	(3,061,654)
Class A	(900,130)	(1,201,273)	(138,110)	(339,799)
Class B	(15,370)	(39,781)	(24,742)	(30,651)
Class C	(455,819)	(1,291,065)	(225,823)	(621,790)
Class I	(492,506)	(125,179)	(336,896)	(254,421)

	(20,941,642)	(44,210,560)	(1,712,333)	(4,308,315)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(11,745,333)	927,485	1,921,182	3,185,471

Net Increase/(Decrease) in Net Assets	(3,004,627)	(11,084,038)	1,814,175	4,018,288

Net Assets:
Beginning of period	135,733,450	146,817,488	15,506,095	11,487,807

End of period	$132,728,823	$135,733,450	$17,320,270	$15,506,095

Undistributed net investment income	$8,618	$23,573	$4,361	$4,361

See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders										Ratios to Average Net Assets/Supplemental Data
																		Operating
																		Expenses		Operating
				Net									Net		Net			Net of		Expenses
	Net Asset	Net		Realized and	Total		Net						Asset		Assets,	Net		Waivers/		Before
	Value,	Investment		Unrealized	From	Net	Realized						Value,		End of	Investment		Reimburse-		Waivers/		Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on		Return of	Total		Redemption	End of	Total	Period	Income		ments/		Reimburse-		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Income	Investments		Capital	Distributions		Fees(a)(c)	Period	Return†	(in 000’s)	(Loss)(b)		Reductions		ments(d)(e)		Rate††
Mighty MitesSM Fund
Class AAA
2010(f)	$13.49	$(0.04)		$1.58	$1.54	—	$(0.00	)(c)	—	$(0.00	)(c)	$0.00	$15.03	11.4%	$205,099	(0.62	)%(g)	1.51	%(g)	1.53	%(g)(h)	17%
2009	13.41	(0.08)		0.47	0.39	—	(0.29)		$(0.02)	(0.31)		0.00	13.49	3.5	170,181	(0.69)		1.65		1.66		32
2008	17.05	(0.00	)(c)	(2.11)	(2.11)	$(0.06)	(1.47)		—	(1.53)		0.00	13.41	(13.2)	55,808	(0.01)		1.71		1.71		18
2007	16.01	0.08		3.42	3.50	—	(2.46)		—	(2.46)		0.00	17.05	23.9	48,252	0.48		1.64		1.64		21
2006	16.73	(0.04)		1.34	1.30	—	(2.02)		—	(2.02)		—	16.01	9.0	36,843	(0.28)		1.61		1.61		4
2005	15.07	(0.02)		2.97	2.95	—	(1.29)		—	(1.29)		0.00	16.73	20.4	46,497	(0.13)		1.50		1.74		9
Class A
2010(f)	$13.32	$(0.06)		$1.56	$1.50	—	$(0.00	)(c)	—	$(0.00	)(c)	$0.00	$14.82	11.3%	$31,807	(0.89	)%(g)	1.76	%(g)	1.78	%(g)(h)	17%
2009	13.26	(0.10)		0.47	0.37	—	(0.29)		$(0.02)	(0.31)		0.00	13.32	3.4	16,187	(0.90)		1.90		1.91		32
2008	16.94	(0.04)		(2.10)	(2.14)	$(0.07)	(1.47)		—	(1.54)		0.00	13.26	(13.5)	6,134	(0.27)		1.96		1.96		18
2007	15.94	0.36		3.10	3.46	—	(2.46)		—	(2.46)		0.00	16.94	23.8	2,246	2.13		1.89		1.89		21
2006	16.70	(0.10)		1.36	1.26	—	(2.02)		—	(2.02)		—	15.94	8.7	3	(0.63)		1.86		1.86		4
2005	15.08	(0.06)		2.97	2.91	—	(1.29)		—	(1.29)		0.00	16.70	20.1	41	(0.41)		1.75		2.00		9
Class B
2010(f)	$12.59	$(0.09)		$1.48	$1.39	—	$(0.00	)(c)	—	$(0.00	)(c)	$0.00	$13.98	11.1%	$82	(1.34	)%(g)	2.26	%(g)	2.28	%(g)(h)	17%
2009	12.63	(0.14)		0.41	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.59	2.8	116	(1.34)		2.40		2.41		32
2008	16.21	(0.10)		(2.01)	(2.11)	—	(1.47)		—	(1.47)		0.00	12.63	(13.9)	169	(0.73)		2.46		2.46		18
2007	15.43	(0.06)		3.30	3.24	—	(2.46)		—	(2.46)		0.00	16.21	23.0	422	(0.40)		2.39		2.39		21
2006	16.31	(0.15)		1.29	1.14	—	(2.02)		—	(2.02)		—	15.43	8.1	452	(1.00)		2.36		2.36		4
2005	14.82	(0.14)		2.92	2.78	—	(1.29)		—	(1.29)		0.00	16.31	19.6	433	(0.89)		2.25		2.49		9
Class C
2010(f)	$12.51	$(0.09)		$1.47	$1.38	—	$(0.00	)(c)	—	$(0.00	)(c)	$0.00	$13.89	11.1%	$24,672	(1.38	)%(g)	2.26	%(g)	2.28	%(g)(h)	17%
2009	12.55	(0.15)		0.42	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.51	2.8	13,566	(1.42)		2.40		2.41		32
2008	16.13	(0.10)		(2.00)	(2.10)	$(0.01)	(1.47)		—	(1.48)		0.00	12.55	(13.9)	4,671	(0.78)		2.46		2.46		18
2007	15.35	0.10		3.14	3.24	—	(2.46)		—	(2.46)		0.00	16.13	23.2	2,041	0.65		2.39		2.39		21
2006	16.24	(0.15)		1.28	1.13	—	(2.02)		—	(2.02)		—	15.35	8.1	311	(1.01)		2.36		2.36		4
2005	14.77	(0.14)		2.90	2.76	—	(1.29)		—	(1.29)		0.00	16.24	19.5	327	(0.91)		2.25		2.49		9
Class I
2010(f)	$13.55	$(0.03)		$1.60	$1.57	—	$(0.00	)(c)	—	$(0.00	)(c)	$0.00	$15.12	11.6%	$16,153	(0.37	)%(g)	1.26	%(g)	1.28	%(g)(h)	17%
2009	13.44	(0.06)		0.48	0.42	—	(0.29)		$(0.02)	(0.31)		0.00	13.55	3.7	12,528	(0.48)		1.40		1.41		32
2008(i)	13.96	0.03		(0.55)	(0.52)	—	—		—	—		0.00	13.44	(3.7)	893	0.26	(g)	1.46	(g)	1.46	(g)	18

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 23%. The portfolio turnover rate for the years ended 2006 and 2005 would have been as shown. Also, for the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded the value of securities acquired from purchases in connection with the Fund’s Reorganization (see Note 10).

(a)	Per share data is calculated using the average shares outstanding method.

(b)	Due to capital share activity, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	Amount represents less than $0.005 per share.

(d)	Prior to the period beginning October 1, 2005, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), 2.32% (Class B and Class C), respectively. For the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, and 2007, the effect of interest expense was minimal.

(f)	For the six months ended March 31, 2010, unaudited.

(g)	Annualized.

(h)	Before advisory fee reduction on unsupervised assets totaling 0.02% and 0.01% of net assets for the six months ended March 31, 2010 and year ended September 30, 2009, respectively.

(i)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders							Ratios to Average Net Assets /Supplemental Data
														Operating		Operating
			Net						Net		Net			Expenses		Expenses
	Net Asset	Net	Realized and	Total					Asset		Assets,	Net		Net of		Before
	Value,	Investment	Unrealized	from	Net				Value,		End of	Investment		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
September 30	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)		ments††		ments††† (b)		Rate††††
SmallCap Equity Fund
Class AAA
2010(c)	$11.60	$(0.05)	$1.91	$1.86	—	—	$0.00	(d)	$13.46	16.0%	$10,797	(0.81	)%(e)	1.50	%(e)(f)	2.09	%(e)	13%
2009	11.99	(0.06)	(0.33)	(0.39)	—	—	—		11.60	(3.3)	8,856	(0.68)		1.50	(f)	2.80		55
2008	14.99	(0.03)	(2.97)	(3.00)	—	—	—		11.99	(20.0)	8,491	(0.23)		1.51	(f)	2.55		123
2007	12.51	(0.04)	2.68	2.64	$(0.16)	$(0.16)	—		14.99	21.2	8,672	(0.28)		1.50		2.03		90
2006	11.29	0.14	1.08	1.22	—	—	—		12.51	10.8	8,717	1.16		1.50		1.81		81
2005	9.08	(0.01)	2.22	2.21	—	—	(0.00	)(d)	11.29	24.3	8,702	(0.10)		1.50		2.31		108
Class A
2010(c)	$11.47	$(0.06)	$1.88	$1.82	—	—	$0.00	(d)	$13.29	15.9%	$3,520	(1.05	)%(e)	1.75	%(e)(f)	2.34	%(e)	13%
2009	11.88	(0.09)	(0.32)	(0.41)	—	—	—		11.47	(3.5)	2,200	(0.98)		1.75	(f)	3.05		55
2008	14.89	(0.06)	(2.95)	(3.01)	—	—	—		11.88	(20.2)	703	(0.49)		1.76	(f)	2.80		123
2007	12.45	(0.09)	2.67	2.58	$(0.14)	$(0.14)	—		14.89	20.9	778	(0.62)		1.75		2.28		90
2006	11.25	0.13	1.07	1.20	—	—	—		12.45	10.7	403	1.04		1.75		2.06		81
2005	9.07	(0.04)	2.22	2.18	—	—	(0.00	)(d)	11.25	24.0	131	(0.35)		1.75		2.63		108
Class B
2010(c)	$11.01	$(0.09)	$1.80	$1.71	—	—	$0.00	(d)	$12.72	15.5%	$7	(1.55	)%(e)	2.25	%(e)(f)	2.84	%(e)	13%
2009	11.46	(0.12)	(0.33)	(0.45)	—	—	—		11.01	(3.9)	5	(1.43)		2.25	(f)	3.55		55
2008	14.44	(0.12)	(2.86)	(2.98)	—	—	—		11.46	(20.6)	5	(0.97)		2.26	(f)	3.30		123
2007	12.03	(0.15)	2.60	2.45	$(0.04)	$(0.04)	—		14.44	20.4	7	(1.05)		2.25		2.78		90
2006	10.93	0.05	1.05	1.10	—	—	—		12.03	10.1	6	0.44		2.25		2.56		81
2005	8.86	(0.08)	2.15	2.07	—	—	(0.00	)(d)	10.93	23.4	10	(0.81)		2.25		3.11		108
Class C
2010(c)	$10.91	$(0.09)	$1.79	$1.70	—	—	$0.00	(d)	$12.61	15.6%	$574	(1.55	)%(e)	2.25	%(e)(f)	2.84	%(e)	13%
2009	11.36	(0.12)	(0.33)	(0.45)	—	—	—		10.91	(4.0)	345	(1.43)		2.25	(f)	3.55		55
2008	14.31	(0.12)	(2.83)	(2.95)	—	—	—		11.36	(20.6)	196	(0.94)		2.26	(f)	3.30		123
2007	11.97	(0.14)	2.57	2.43	$(0.09)	$(0.09)	—		14.31	20.4	298	(1.04)		2.25		2.78		90
2006	10.87	0.09	1.01	1.10	—	—	—		11.97	10.1	238	0.74		2.25		2.56		81
2005	8.99	(0.13)	2.01	1.88	—	—	(0.00	)(d)	10.87	20.9	0.1	(1.40)		2.25		2.67		108
Class I
2010(c)	$11.65	$(0.04)	$1.92	$1.88	—	—	$0.00	(d)	$13.53	16.1%	$1,009	(0.57	)%(e)	1.25	%(e)(f)	1.84	%(e)	13%
2009	12.00	(0.04)	(0.31)	(0.35)	—	—	—		11.65	(2.9)	306	(0.47)		1.25	(f)	2.55		55
2008(g)	12.92	(0.01)	(0.91)	(0.92)	—	—	—		12.00	(7.1)	165	(0.06	)(e)	1.26	(e)(f)	2.30	(e)	123

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits, and the ratios reflecting the reduction for Custodian Fee Credits were shown in a separate column entitled “Operating Expenses Net of Waivers/Reimbursements/Custodian Fee Credits.” If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the past five years would have been 1.50%, 1.58%, 1.71%, 1.71%, and 1.56% (Class AAA), 1.75%, 1.83%, 1.96%, 1.96%, and 1.81% (Class A), 2.25%, 2.33%, 2.46%, 2.46%, and 2.31% (Class B and Class C), and 1.25%, and 1.36% (Class I) respectively. For the six months ended March 31, 2010, there were no Custodian Fee Credits.

†††	The ratios include a reduction for Custodian Fee Credits. Historically, the ratios reflected operating expenses before the reduction for waivers/reimbursements and Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the past five years would have been 2.80%, 2.62%, 2.24%, 2.02%, and 2.37% (Class AAA), 3.05%, 2.87%, 2.49%, 2.27%, and 2.69% (Class A), 3.55%, 3.37%, 2.99%, 2.77%, and 3.17% (Class B), 3.55%, 3.37%, 2.99%, 2.77%, and 2.73% (Class C), and 2.55% and 2.40% (Class I), respectively. For the six months ended March 31, 2010, there were no Custodian Fee Credits.

††††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2010, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund incurred interest expense of $682 during the year ended September 30, 2008. A portion of this interest expense was paid for by prior year custodian fee credits. The impact to the ratios of operating expenses to the average net assets was minimal. If interest expense had not been incurred, the ratio of operating expenses to the average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class B and Class C), and 1.25% (Class I), respectively. For the six months ended March 31, 2010 and the year ended September 30, 2009, the effect of interest expense was minimal.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
			Net													Operating		Operating
			Realized and								Net		Net			Expenses		Expenses
	Net Asset		Unrealized	Total		Net					Asset		Assets,			Net of		Before
	Value,	Net	Gain	from	Net	Realized					Value,		End of	Net		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Return of	Total	Redemption		End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		ments††		ments††† (b)		Rate††††
Income Fund
Class AAA
2010(c)	$6.96	$0.07	$0.60	$0.67	$(0.06)	—	—	$(0.06)	—		$7.57	9.6%	$4,942	1.80	%(d)	1.50	%(d)	3.00	%(d)	6%
2009	7.85	0.16	(0.85)	(0.69)	(0.18)	—	$(0.02)	(0.20)	—		6.96	(8.1)	4,869	2.57		1.50	(e)	2.93		14
2008	10.21	0.26	(2.05)	(1.79)	(0.34)	$(0.21)	(0.02)	(0.57)	—		7.85	(18.2)	7,285	2.83		1.51	(e)	2.41		28
2007	12.04	0.50	0.59	1.09	(0.47)	(2.45)	—	(2.92)	—		10.21	10.0	17,871	4.65		1.50		1.94		64
2006	16.53	0.55	(0.31)	0.24	(0.40)	(4.33)	—	(4.73)	—		12.04	3.4	12,054	4.36		1.50		1.87		141
2005	14.12	0.28	3.12	3.40	(0.27)	(0.73)	—	(1.00)	$0.01		16.53	24.9	16,182	1.83		1.50		2.28		58
Class A
2010(c)	$7.20	$0.06	$0.62	$0.68	$(0.05)	—	—	$(0.05)	—		$7.83	9.4%	$58	1.61	%(d)	1.75	%(d)	3.25	%(d)	6%
2009	8.12	0.08	(0.81)	(0.73)	(0.17)	—	$(0.02)	(0.19)	—		7.20	(8.4)	77	1.28		1.75	(e)	3.18		14
2008	10.54	0.24	(2.11)	(1.87)	(0.32)	$(0.21)	(0.02)	(0.55)	—		8.12	(18.3)	51	2.53		1.76	(e)	2.66		28
2007	12.34	0.50	0.59	1.09	(0.44)	(2.45)	—	(2.89)	—		10.54	9.7	80	4.45		1.75		2.19		64
2006	16.76	0.54	(0.32)	0.22	(0.31)	(4.33)	—	(4.64)	—		12.34	3.2	97	4.21		1.75		2.12		141
2005	14.33	0.29	3.13	3.42	(0.26)	(0.73)	—	(0.99)	$0.00	(f)	16.76	24.6	93	1.87		1.75		2.91		58
Class B(g)
2009	$8.27	$0.09	$(0.86)	$(0.77)	$(0.13)	—	$(0.02)	$(0.15)	—		$7.35	(8.8)%	$0.1	1.35%		2.25	%(e)	3.68%		14%
2008	10.77	0.22	(2.27)	(2.05)	(0.23)	$(0.21)	(0.01)	(0.45)	—		8.27	(19.5)	0.1	2.16		2.26	(e)	3.16		28
2007	12.56	0.47	0.57	1.04	(0.38)	(2.45)	—	(2.83)	—		10.77	9.0	2	4.16		2.25		2.68		64
2006	16.86	0.48	(0.31)	0.17	(0.14)	(4.33)	—	(4.47)	—		12.56	2.7	2	3.72		2.25		2.62		141
2005	14.33	0.18	3.16	3.34	(0.08)	(0.73)	—	(0.81)	$0.00	(f)	16.86	23.9	2	1.14		2.25		3.06		58
Class C
2010(c)	$7.70	$0.04	$0.67	$0.71	$(0.02)	—	—	$(0.02)	—		$8.39	9.2%	$104	1.11	%(d)	2.25	%(d)	3.75	%(d)	6%
2009	8.65	0.11	(0.91)	(0.80)	(0.13)	—	$(0.02)	(0.15)	—		7.70	(8.8)	261	1.68		2.25	(e)	3.68		14
2008	11.22	0.20	(2.26)	(2.06)	(0.28)	$(0.21)	(0.02)	(0.51)	—		8.65	(18.8)	319	1.99		2.26	(e)	3.16		28
2007	12.98	0.38	0.71	1.09	(0.40)	(2.45)	—	(2.85)	—		11.22	9.1	397	3.35		2.25		2.68		64
2006	17.26	0.50	(0.32)	0.18	(0.13)	(4.33)	—	(4.46)	—		12.98	2.8	16	3.71		2.25		2.62		141
2005	14.66	0.25	3.17	3.42	(0.09)	(0.73)	—	(0.82)	$0.00	(f)	17.26	23.9	16	1.56		2.25		3.29		58
Class I
2010(c)	$6.97	$0.08	$0.59	$0.67	$(0.07)	—	—	$(0.07)	—		$7.57	9.6%	$43	2.12	%(d)	1.25	%(d)	2.75	%(d)	6%
2009	7.85	0.19	(0.85)	(0.66)	(0.20)	—	$(0.02)	(0.22)	—		6.97	(7.8)	59	3.13		1.25	(e)	2.68		14
2008(h)	9.14	0.18	(1.18)	(1.00)	(0.27)	—	(0.02)	(0.29)	—		7.85	(11.2)	118	2.82	(d)	1.26	(d)(e)	2.16	(d)	28

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits, and the ratios reflecting the reduction for Custodian Fee Credits were shown in a separate column entitled “Operating Expenses Net of Waivers/Reimbursements/Custodian Fee Credits.” If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the past five years would have been 1.63%, 1.58%, 1.76%, 1.65%, and 1.62% (Class AAA), 1.88%, 1.83%, 2.01%, 1.90% and 1.87% (Class A), 2.38%, 2.33%, 2.51%, 2.40% and 2.37% (Class B and Class C), and 1.38% and 1.36% (Class I) respectively. For the six months ended March 31, 2010, there were no Custodian Fee Credits.

†††	The ratios include a reduction for Custodian Fee Credits. Historically, the ratios reflected operating expenses before the reduction for waivers/reimbursements and Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the past five years would have been 3.06%, 2.48%, 2.20%, 2.02%, and 2.40% (Class AAA), 3.31%, 2.73%, 2.45%, 2.27%, and 3.03% (Class A), 3.81%, 3.23%, 2.94%, 2.77%, and 3.18% (Class B), 3.81%, 3.23%, 2.94%, 2.77%, and 3.41% (Class C), and 2.81% and 2.26% (Class I), respectively. For the six months ended March 31, 2010, there were no Custodian Fee Credits.

††††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2010, unaudited.

(d)	Annualized.

(e)	The Fund incurred interest expense of $1,169 and $4,188 during the years ended September 30, 2009 and September 30, 2008, respectively. All of the interest expense for 2009 and a portion of this interest expense in 2008 was paid for by prior year custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% and 0.03% for all Classes, respectively. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% and 1.50% Class AAA), 1.73 and 1.75% (Class A), 2.23% and 2.25% (Class B and Class C), and 1.23% and 1.25% (Class I), respectively. For the six months ended March 31, 2010, the effect of interest expense was minimal.

(f)	Amount represents less than $0.005 per share.

(g)	Class B Shares were fully redeemed on December 1, 2009.

(h)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance				Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
				Net
				Realized
	Net Asset	Net		and	Total						Net		Net Assets,
	Value,	Investment		Unrealized	from	Net	Net Realized				Asset Value,		End of	Net				Portfolio
Period Ended	Beginning	Income		Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	(Loss)(a)		Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income (Loss)		Expenses††		Rate†††
Equity Fund
Class AAA
2010(b)	$7.72	$0.02		$0.88	$0.90	$(0.07)	—	$(0.07)	—		$8.55	11.7%	$123,122	0.58	%(c)	1.55	%(c)(d)	26%
2009	9.21	0.08		(1.48)	(1.40)	(0.09)	—	(0.09)	—		7.72	(15.2)	132,314	1.21		1.57	(d)	111
2008	12.63	0.08		(1.87)	(1.79)	(0.05)	$(1.58)	(1.63)	—		9.21	(16.0)	167,946	0.73		1.47		71
2007	12.51	0.04		2.15	2.19	(0.05)	(2.02)	(2.07)	—		12.63	19.7	189,913	0.37		1.47		58
2006	11.08	0.06		1.42	1.48	(0.05)	—	(0.05)	—		12.51	13.4	169,404	0.55		1.50		73
2005	9.32	0.07		1.79	1.86	(0.10)	—	(0.10)	$(0.00	)(e)	11.08	20.0	178,394	0.69		1.49		59
Class A
2010(b)	$7.69	$0.01		$0.88	$0.89	$(0.06)	—	$(0.06)	—		$8.52	11.6%	$7,087	0.33	%(c)	1.80	%(c)(d)	26%
2009	9.11	0.06		(1.43)	(1.37)	(0.05)	—	(0.05)	—		7.69	(15.0)	6,131	0.89		1.82	(d)	111
2008	12.57	0.05		(1.89)	(1.84)	(0.04)	$(1.58)	(1.62)	—		9.11	(16.6)	5,079	0.47		1.72		71
2007	12.45	0.01		2.15	2.16	(0.02)	(2.02)	(2.04)	—		12.57	19.5	3,527	0.12		1.72		58
2006	11.05	0.03		1.41	1.44	(0.04)	—	(0.04)	—		12.45	13.1	2,780	0.27		1.75		73
2005	9.28	0.06		1.75	1.81	(0.04)	—	(0.04)	$(0.00	)(e)	11.05	19.6	2,267	0.59		1.74		59
Class B
2010(b)	$7.54	$(0.01)		$0.86	$0.85	$(0.02)	—	$(0.02)	—		$8.37	11.3%	$7	(0.18	)%(c)	2.30	%(c)(d)	26%
2009	8.95	0.04		(1.45)	(1.41)	—	—	—	—		7.54	(15.8)	6	0.57		2.32	(d)	111
2008	12.36	(0.00	)(e)	(1.83)	(1.83)	—	$(1.58)	(1.58)	—		8.95	(16.7)	13	(0.01)		2.22		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	23	(0.39)		2.22		58
2006	10.96	(0.02)		1.40	1.38	(0.03)	—	(0.03)	—		12.31	12.6	32	(0.20)		2.25		73
2005	9.21	(0.00	)(e)	1.75	1.75	—	—	—	$(0.00	)(e)	10.96	19.0	30	(0.01)		2.24		59
Class C
2010(b)	$7.49	$(0.01)		$0.86	$0.85	$(0.02)	—	$(0.02)	—		$8.32	11.4%	$1,174	(0.08	)%(c)	2.30	%(c)(d)	26%
2009	8.95	0.02		(1.44)	(1.42)	(0.04)	—	(0.04)	—		7.49	(15.8)	1,067	0.37		2.32	(d)	111
2008	12.36	(0.00	)(e)	(1.83)	(1.83)	—	$(1.58)	(1.58)	—		8.95	(16.7)	736	(0.02)		2.22		71
2007	12.31	(0.05)		2.12	2.07	—	(2.02)	(2.02)	—		12.36	18.8	320	(0.39)		2.22		58
2006	10.97	(0.03)		1.40	1.37	(0.03)	—	(0.03)	—		12.31	12.6	316	(0.28)		2.25		73
2005	9.24	(0.01)		1.77	1.76	(0.03)	—	(0.03)	$(0.00	)(e)	10.97	19.1	149	(0.06)		2.24		59
Class I
2010(b)	$7.73	$0.03		$0.89	$0.92	$(0.09)	—	$(0.09)	—		$8.56	12.0%	$1,025	0.82	%(c)	1.30	%(c)(d)	26%
2009	9.23	0.10		(1.49)	(1.39)	(0.11)	—	(0.11)	—		7.73	(15.0)	691	1.44		1.32	(d)	111
2008(f)	10.35	0.07		(1.19)	(1.12)	—	—	—	—		9.23	(10.8)	797	1.00	(c)	1.22	(c)	71

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits, and the ratios reflecting the reduction for Custodian Fee Credits were shown in a separate column entitled “Operating Expenses Net of Custodian Fee Credits.” If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the six months ended March 31, 2010 and the past five years would have been 1.57%, 1.59%, 1.49%, 1.52%, 1.54%, and 1.51%, (Class AAA), 1.82%, 1.84%, 1.74%, 1.77%, 1.79%, and 1.76%, (Class A), 2.32%, 2.34%, 2.24%, 2.27%, 2.29%, and 2.26%, (Class B and Class C), and 1.32%, 1.34% and 1.24%, (Class I), respectively.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2010, unaudited.

(c)	Annualized.

(d)	The Fund incurred interest expense of $613 and $106 during the six months ended March 31, 2010 and the year ended September 30, 2009, respectively. This interest expense was paid for by prior year custodian fee credits. The effect of the interest expense was minimal.

(e)	Amount represents less than $0.005 per share.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

													Ratios to Average Net Assets/
		Operating Performance			Distributions to Shareholders								Supplemental Data
			Net
			Realized
	Net Asset		and	Total		Net				Net		Net Assets,
	Value,	Net	Unrealized	from	Net	Realized				Asset Value,		End of	Net				Portfolio
Period Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		Expenses††		Rate†††
Balanced Fund
Class AAA
2010(b)	$9.65	$0.07	$0.64	$0.71	$(0.07)	—	$(0.07)	—		$10.29	7.4%	$120,323	1.44	%(c)	1.24	%(c)	18%
2009	10.47	0.17	(0.77)	(0.60)	(0.17)	$(0.05)	(0.22)	—		9.65	(5.6)	123,323	1.86		1.25		89
2008	12.58	0.21	(1.17)	(0.96)	(0.22)	(0.93)	(1.15)	—		10.47	(8.4)	138,174	1.83		1.21		60
2007	12.82	0.22	1.36	1.58	(0.21)	(1.61)	(1.82)	—		12.58	13.6	152,185	1.76		1.19		46
2006	12.74	0.22	0.95	1.17	(0.24)	(0.85)	(1.09)	—		12.82	9.8	145,028	1.78		1.27		68
2005	11.47	0.20	1.26	1.46	(0.19)	—	(0.19)	$0.00	(d)	12.74	12.8	144,572	1.67		1.22		56
Class A
2010(b)	$9.69	$0.06	$0.65	$0.71	$(0.06)	—	$(0.06)	—		$10.34	7.4%	$5,648	1.19	%(c)	1.49	%(c)	18%
2009	10.51	0.14	(0.76)	(0.62)	(0.15)	$(0.05)	(0.20)	—		9.69	(5.8)	5,995	1.61		1.50		89
2008	12.63	0.18	(1.18)	(1.00)	(0.19)	(0.93)	(1.12)	—		10.51	(8.7)	5,639	1.56		1.46		60
2007	12.87	0.19	1.36	1.55	(0.18)	(1.61)	(1.79)	—		12.63	13.3	5,519	1.51		1.44		46
2006	12.74	0.19	0.95	1.14	(0.16)	(0.85)	(1.01)	—		12.87	9.5	5,596	1.53		1.52		68
2005	11.44	0.17	1.26	1.43	(0.13)	—	(0.13)	$0.00	(d)	12.74	12.6	5,658	1.42		1.47		56
Class B
2010(b)	$9.77	$0.03	$0.66	$0.69	$(0.04)	—	$(0.04)	—		$10.42	7.0%	$111	0.70	%(c)	1.99	%(c)	18%
2009	10.60	0.10	(0.78)	(0.68)	(0.10)	$(0.05)	(0.15)	—		9.77	(6.3)	105	1.13		2.00		89
2008	12.72	0.13	(1.20)	(1.07)	(0.12)	(0.93)	(1.05)	—		10.60	(9.1)	125	1.10		1.96		60
2007	12.95	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.72	12.7	194	1.02		1.94		46
2006	12.76	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.95	9.0	141	1.02		2.02		68
2005	11.43	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(d)	12.76	12.0	138	0.93		1.97		56
Class C
2010(b)	$9.78	$0.03	$0.66	$0.69	$(0.04)	—	$(0.04)	—		$10.43	7.0%	$4,871	0.69	%(c)	1.99	%(c)	18%
2009	10.61	0.10	(0.77)	(0.67)	(0.11)	$(0.05)	(0.16)	—		9.78	(6.2)	4,859	1.06		2.00		89
2008	12.74	0.12	(1.19)	(1.07)	(0.13)	(0.93)	(1.06)	—		10.61	(9.1)	1,389	1.05		1.96		60
2007	12.97	0.13	1.37	1.50	(0.12)	(1.61)	(1.73)	—		12.74	12.7	1,003	1.01		1.94		46
2006	12.78	0.13	0.95	1.08	(0.04)	(0.85)	(0.89)	—		12.97	9.0	946	1.02		2.02		68
2005	11.45	0.11	1.26	1.37	(0.04)	—	(0.04)	$0.00	(d)	12.78	12.0	982	0.92		1.97		56
Class I
2010(b)	$9.64	$0.08	$0.66	$0.74	$(0.09)	—	$(0.09)	—		$10.29	7.7%	$1,776	1.69	%(c)	0.99	%(c)	18%
2009	10.46	0.19	(0.77)	(0.58)	(0.19)	$(0.05)	(0.24)	—		9.64	(5.3)	1,451	2.07		1.00		89
2008(e)	11.33	0.17	(0.87)	(0.70)	(0.17)	—	(0.17)	—		10.46	(6.2)	1,490	2.14	(c)	0.96	(c)	60

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the six months ended March 31, 2010 and for the past five years would have been 1.26%, 1.27%, 1.23%, 1.27%, 1.32%, and 1.25% (Class AAA), 1.51%, 1.52%, 1.48%, 1.52%, 1.57%, and 1.50% (Class A), 2.01%, 2.02%, 1.98%, 2.02%, 2.07%, and 2.00% (Class B and Class C), and 1.01%, 1.02%, and 0.98% (Class I), respectively.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2005 would have been 55%. The portfolio turnover rate for the years ended 2007 and 2006 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2010, unaudited.

(c)	Annualized.

(d)	Amount represents less than $0.005 per share.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

		Operating Performance			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
			Net												Operating		Operating
			Realized							Net		Net			Expenses		Expenses
	Net Asset		and	Total		Net				Asset		Assets,			Net of		Before
	Value,	Net	Unrealized Gain	from	Net	Realized				Value,		End of	Net		Waivers/		Waivers/		Portfolio
Period Ended	Beginning	Investment	(Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Investment		Reimburse-		Reimburse-		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		ments††		ments†††(b)		Rate††††
Intermediate Bond Fund
Class AAA
2010(c)	$11.52	$0.14	$0.00 (d)	$0.14	$(0.14)	$(0.08)	$(0.22)	—		$11.44	1.2%	$16,047	2.39	%(e)	1.00	%(e)	1.44	%(e)	5%
2009	10.84	0.28	0.68	0.96	(0.28)	—	(0.28)	—		11.52	9.0	13,949	2.51		1.00		1.54		18
2008	10.80	0.36	0.04	0.40	(0.36)	—	(0.36)	—		10.84	3.7	10,498	3.23		1.00		1.69		32
2007	10.81	0.40	0.00 (d)	0.40	(0.41)	—	(0.41)	—		10.80	3.7	9,413	3.73		1.00		1.54		20
2006	10.93	0.39	(0.11)	0.28	(0.39)	(0.01)	(0.40)	—		10.81	2.7	9,917	3.65		1.00		1.47		35
2005	11.18	0.34	(0.16)	0.18	(0.34)	(0.09)	(0.43)	$(0.00	)(d)	10.93	1.7	10,272	3.10		1.00		1.75		33
Class A
2010(c)	$11.51	$0.13	$0.01	$0.14	$(0.13)	$(0.08)	$(0.21)	—		$11.44	1.2%	$476	2.30	%(e)	1.10	%(e)	1.54	%(e)	5%
2009	10.84	0.27	0.67	0.94	(0.27)	—	(0.27)	—		11.51	8.7	523	2.40		1.10		1.64		18
2008	10.80	0.34	0.05	0.39	(0.35)	—	(0.35)	—		10.84	3.6	101	3.09		1.10		1.79		32
2007	10.81	0.39	0.00 (d)	0.39	(0.40)	—	(0.40)	—		10.80	3.7	69	3.64		1.10		1.64		20
2006	10.93	0.39	(0.12)	0.27	(0.38)	(0.01)	(0.39)	—		10.81	2.6	92	3.59		1.10		1.57		35
2005	11.18	0.33	(0.16)	0.17	(0.33)	(0.09)	(0.42)	$(0.00	)(d)	10.93	1.6	58	3.00		1.10		1.84		33
Class B
2010(c)	$11.51	$0.09	$0.01	$0.10	$(0.09)	$(0.08)	$(0.17)	—		$11.44	0.9%	$105	1.63	%(e)	1.75	%(e)	2.19	%(e)	5%
2009	10.84	0.20	0.67	0.87	(0.20)	—	(0.20)	—		11.51	8.0	130	1.77		1.75		2.29		18
2008	10.80	0.28	0.03	0.31	(0.27)	—	(0.27)	—		10.84	2.9	48	2.53		1.75		2.44		32
2007	10.81	0.32	0.00 (d)	0.32	(0.33)	—	(0.33)	—		10.80	3.0	93	2.97		1.75		2.29		20
2006	10.93	0.31	(0.11)	0.20	(0.31)	(0.01)	(0.32)	—		10.81	2.0	282	2.87		1.75		2.22		35
2005	11.18	0.26	(0.16)	0.10	(0.26)	(0.09)	(0.35)	$(0.00	)(d)	10.93	0.9	381	2.34		1.75		2.49		33
Class C
2010(c)	$10.96	$0.09	$0.00 (d)	$0.09	$(0.09)	$(0.08)	$(0.17)	—		$10.88	0.8%	$573	1.65	%(e)	1.75	%(e)	2.19	%(e)	5%
2009	10.31	0.19	0.65	0.84	(0.19)	—	(0.19)	—		10.96	8.3	582	1.76		1.75		2.29		18
2008	10.28	0.24	0.05	0.29	(0.26)	—	(0.26)	—		10.31	2.8	478	2.29		1.75		2.44		32
2007	10.31	0.40	0.09	0.49	(0.52)	—	(0.52)	—		10.28	4.8	15	3.96		1.75		2.29		20
2006	10.82	0.32	(0.36)	(0.04)	(0.46)	(0.01)	(0.47)	—		10.31	(0.3)	0.1	3.08		1.75		2.22		35
2005	11.17	0.27	(0.12)	0.15	(0.41)	(0.09)	(0.50)	$(0.00	)(d)	10.82	1.4	0.1	2.50		1.75		2.86		33
Class I
2010(c)	$11.52	$0.15	$0.01	$0.16	$(0.15)	$(0.08)	$(0.23)	—		$11.45	1.4%	$119	2.63	%(e)	0.75	%(e)	1.19	%(e)	5%
2009	10.85	0.31	0.67	0.98	(0.31)	—	(0.31)	—		11.52	9.1	322	2.75		0.75		1.29		18
2008(f)	11.09	0.28	(0.25)	0.03	(0.27)	—	(0.27)	—		10.85	0.2	363	3.57	(e)	0.75	(e)	1.44	(e)	32

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits, and the ratios reflecting the reduction for Custodian Fee Credits were shown in a separate column entitled “Operating Expenses Net of Waivers/Reimbursements/Custodian Fee Credits.” If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the six months ended March 31, 2010 and the past five years would have been 1.03%, 1.04%, 1.07%, 1.10%, 1.06%, and 1.04%, (Class AAA), 1.13%, 1.14%,1.17%, 1.20%, 1.16% and 1.14% (Class A), 1.78%, 1.79%, 1.82%, 1.85%, 1.85%, 1.81%, and 1.79% (Class B and Class C), and 0.78%, 0.79%, and 0.84% (Class I), respectively.

†††	The ratios include a reduction for Custodian Fee Credits. Historically, the ratios reflected operating expenses before the reduction for waivers/reimbursements and Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the six months ended March 31, 2010 and the past five years would have been 1.47%, 1.58%, 1.76%, 1.64%, 1.53%, and 1.79% (Class AAA), 1.57%, 1.68%, 1.86%, 1.74%, 1.63%, and 1.88% (Class A), 2.22%, 2.33%, 2.51%, 2.39%, 2.28%, and 2.53% (Class B), 2.22%, 2.33%, 2.51%, 2.39%, 2.28%, and 2.90% (Class C), and 1.22%, 1.33%, and 1.53% (Class I), respectively.

††††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share data is calculated using the average shares outstanding method.

(b)	During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)	For the six months ended March 31, 2010, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

GAMCO Westwood Funds
Notes to Financial Statements (Unaudited)
1. Organization. The GAMCO Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty MitesSM Fund (“Mighty MitesSM Fund”), GAMCO Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), GAMCO Westwood Income Fund (“Income Fund”), GAMCO Westwood Equity Fund (“Equity Fund”), GAMCO Westwood Balanced Fund (“Balanced Fund”), and GAMCO Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with five classes of shares outstanding except for the Income Fund with four classes outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.
The investment objectives of each Fund are as follows:
•	Mighty MitesSM Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

•	SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

•	Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.

•	Equity Fund seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.

•	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

•	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Trust’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
MIGHTY MITESSM FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$12,133,139	—	$0	$12,133,139
Cable	66,980	—	0	66,980
Computer Software and Services	6,841,200	—	83,470	6,924,670
Energy and Utilities: Natural Gas	3,008,106	—	1,872	3,009,978
Entertainment	2,900,665	—	60,790	2,961,455
Equipment and Supplies	11,312,301	—	0	11,312,301
Food and Beverage	4,331,187	—	0	4,331,187
Health Care	23,355,643	—	12,280	23,367,923
Metals and Mining	625,678	—	3,151	628,829
Publishing	7,566,481	—	0	7,566,481
Real Estate	2,396,630	$49,500	996	2,447,126
Telecommunications	4,562,284	—	10	4,562,294
Other Industries (a)	128,718,731	—	—	128,718,731

Total Common Stocks	207,819,025	49,500	162,569	208,031,094

Preferred Stocks (a)	466,517	—	—	466,517
Convertible Preferred Stocks:
Business Services	—	—	0	0
Food and Beverage	—	14,560	—	14,560

Total Convertible Preferred Stocks	—	14,560	0	14,560

Warrants (a)	—	0	—	0
U.S. Government Obligations	—	72,791,705	—	72,791,705

TOTAL INVESTMENTS IN SECURITIES	$208,285,542	$72,855,765	$162,569	$281,303,876

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$15,182,950	—	—	$15,182,950
U.S. Government Obligations	—	$724,853	—	724,853

TOTAL INVESTMENTS IN SECURITIES	$15,182,950	$724,853	—	$15,907,803

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (MARKET VALUE):
Common Stocks (a)	$4,220,499	—	—	$4,220,499
Preferred Stocks (a)	601,921	—	—	601,921
Corporate Bonds	—	$248,556	—	248,556
U.S. Government Obligations	—	49,993	—	49,993

TOTAL INVESTMENTS IN SECURITIES	$4,822,420	$298,549	—	$5,120,969

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (MARKET VALUE):
Common Stocks (a)	$134,212,990	—	—	$134,212,990
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (MARKET VALUE):
Common Stocks (a)	$84,056,401	—	—	$84,056,401
Corporate Bonds	—	$16,315,568	—	16,315,568
U.S. Government Agency Obligations	—	15,826,116	—	15,826,116
U.S. Government Obligations	—	16,185,317	—	16,185,317

TOTAL INVESTMENTS IN SECURITIES	$84,056,401	$48,327,001	—	$132,383,402

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)

	Valuation Inputs (Continued)
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (MARKET VALUE):
Common Stocks (a)	$1,065,659	—	—	$1,065,659
Corporate Bonds	—	$6,304,657	—	6,304,657
U.S. Government Agency Obligations	—	5,453,835	—	5,453,835
U.S. Government Obligations	—	4,717,919	—	4,717,919

TOTAL INVESTMENTS IN SECURITIES	$1,065,659	$16,476,411	—	$17,542,070

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
There were no Level 3 investments held at March 31, 2010 or September 30, 2009 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
MIGHTY MITESSM FUND	9/30/09	(premiums)	(loss)	depreciation†	(sales)	of Level 3	3/31/10	at 3/31/10†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$(0)	$—	$—
Business Services	0	—	—	—	—	—	0	—
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	25,500	—	—	57,970	—	—	83,470	57,970
Energy and Utilities: Natural Gas	1,872	—	—	—	—	—	1,872	—
Entertainment	60,790	—	—	—	—	—	60,790	—
Equipment and Supplies	0	—	—	—	—	—	0	—
Food and Beverage	0	—	—	—	—	—	0	—
Health Care	12,280	—	—	—	—	—	12,280	—
Metals and Mining	—	—	—	(593)	3,744	—	3,151	(593)
Publishing	—	—	—	—	0	—	0	—
Real Estate	7,970	—	—	(6,974)	—	—	996	(6,974)
Telecommunications	—	—	—	7	3	—	10	7

Total Common Stocks	108,412	—	—	50,410	3,747	(0)	162,569	50,410

Convertible Preferred Stocks:
Business Services	0	—	—	—	—	—	0	—
Warrants:
Broadcasting	1	—	—	—	—	(1)	—	—

Total Warrants	1	—	—	—	—	(1)	—	—

TOTAL INVESTMENTS IN SECURITIES	$108,413	$—	$—	$50,410	$3,747	$(1)	$162,569	$50,410

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Securities Sold Short. The Mighty MitesSM Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty MitesSM Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty MitesSM Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty MitesSM Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty MitesSM Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty MitesSM Fund did not hold any short positions as of March 31, 2010.
Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.
Restricted and Illiquid Securities. Each Fund may invest up to 10% (except for the Mighty MitesSM Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2010, the Mighty MitesSM Fund’s, Equity Fund’s, Balanced Fund’s, and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point for each of these four funds. During the six months ended March 31, 2010, the Income Fund and SmallCap Equity Fund had no investments in other investment companies.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statements of Operations.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Currently included in the Statements of Operations as of March 31, 2010 are interest expense and custodian fee expense that were paid for by prior year custodian fee credits as follows:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Expenses paid for by prior year custodian fee credits:
Interest expense	—	—	—	$613	—	—
Custodian fee expense	—	—	—	13,531	$11,022	$2,874
Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty MitesSM Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$197,333	$—	$149,974	$1,681,453	$2,402,273	$344,690
Net long-term capitals gains	1,415,526	—	—	—	739,304	6,563
Return of capital	105,275	—	17,410	—	—	—

Total distributions paid	$1,718,134	$—	$167,384	$1,681,453	$3,141,577	$351,253

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2009:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Expiring in Year Ended:
2010	—	$1,970,874	—	—	—	—
2011	—	4,845,486	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	—	—	—
2014	—	—	—	—	—	—
2015	—	—	—	—	—	—
2016	—	210	—	—	—	—
2017	—	585,663	$1,094,920	$4,107,081	$2,011,631	—
These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.
Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds’ fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Mighty MitesSM Fund, SmallCap Equity Fund, Income Fund, Equity Fund, and Balanced Fund deferred capital losses of $201,832, $964,847, $1,502,900, $37,433,582, and $19,347,564 respectively, and the Mighty MitesSM Fund deferred currency losses of $1,255.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at March 31, 2010:

	Mighty	SmallCap				Intermediate
	MitesSM	Equity	Income	Equity	Balanced	Bond
	Fund	Fund	Fund	Fund	Fund	Fund
Aggregate cost of investments	$228,026,051	$13,420,344	$5,318,171	$114,231,860	$116,848,415	$16,900,259

Gross unrealized appreciation	$61,654,316	$3,128,322	$311,222	$22,259,346	$17,387,947	$663,480
Gross unrealized depreciation	(8,376,491)	(640,863)	(508,424)	(2,278,216)	(1,852,960)	(21,669)

Net unrealized appreciation/depreciation	$53,277,825	$2,487,459	$(197,202)	$19,981,130	$15,534,987	$641,811

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2010, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty MitesSM Fund, SmallCap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement continued until at least January 31, 2011. For the six months ended March 31, 2010, the Adviser waived fees or reimbursed expenses in the amounts of $39,358, $38,642, and $36,629 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively.
The SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 1.50%, and 1.00%, respectively, and for Class A of 1.75%, 1.75%, and 1.10%, respectively, and for Class B and Class C of 2.25%, 2.25%, and 1.75%, respectively, and for Class I of 1.25%, 1.25%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2010, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $230,277, $215,147, and $193,835 for the SmallCap Equity, Income, and Intermediate Bond Funds, respectively.

	For the year	For the year	For the six months	Cumulative
	ended	ended	ended	Unreimbursed
	September 30, 2008,	September 30, 2009,	March 31, 2010,	Amount which
	expiring	expiring	expiring	may be recovered
	September 30, 2010	September 30, 2011	September 30, 2012	by the Adviser
SmallCap Equity Fund	$92,150	$98,769	$39,358	$230,277
Income Fund	100,688	75,817	38,642	215,147
Intermediate Bond Fund	80,804	76,402	36,629	193,835
The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.
The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
4. Advisory Fee Reduction on Unsupervised Assets. This reduction in the advisory fee paid to the Adviser relates to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser has transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2010, the Mighty MitesSM Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $20,602.
5. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Funds. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
6. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2010, other than short-term securities, are as follows:

	Purchases	Sales	Purchases	Sales
	(excluding U.S.	(excluding U.S.	of U.S.	of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty MitesSM Fund	$66,281,836	$25,432,575	—	—
SmallCap Equity Fund	3,206,159	1,649,979	—	—
Income Fund	306,190	752,778	—	—
Equity Fund	34,597,515	55,866,944	—	—
Balance Fund	20,653,420	25,732,045	$1,953,130	$4,000,650
Intermediate Bond Fund	1,035,203	228,128	1,187,092	450,000
7. Transactions with Affiliates. During the six months ended March 31, 2010, the Mighty MitesSM Fund, and the Income Fund paid brokerage commissions on security trades of $91,842 and $912, respectively, to Gabelli & Co. Additionally, Gabelli & Co. informed the Trust that it retained $27,021 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2010, the Mighty MitesSM Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2010 for the SmallCap Equity Fund, Income Fund, and Intermediate Bond Fund.
8. Shares of Beneficial Interest. The Funds, except for the Income Fund that no longer offers Class B Shares, offer five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class I Shares were first issued on January 11, 2008. Income Fund’s Class B Shares were fully redeemed on December 1, 2009.
The Mighty MitesSM Fund, and, since January 28, 2010, the SmallCap Equity Fund and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund. The redemption fees retained by the Mighty MitesSM Fund during the six months ended March 31, 2010 and September 30, 2009 amounted to $875 and $1,613, respectively. Redemption fees retained by the SmallCap Equity Fund and Income Fund between January 28 and March 31, 2010 were $1,749 and $0, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

	For the Six	For the	For the Six	For the	For the Six	For the
	Months Ended	Year Ended	Months Ended	Year Ended	Months Ended	Year Ended
	March 31, 2010	September 30,	March 31, 2010	September 30,	March 31, 2010	September 30,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
	Mighty MitesSM Fund		SmallCap Equity Fund		Income Fund
Class AAA
Shares issued in connection with the Reorganization (see Note 10)	—	4,198,136	—	—	—	—
Shares sold	3,430,759	7,785,753	144,701	291,836	27,513	73,786
Shares issued upon reinvestment of distributions	2,532	114,319	—	—	4,769	25,741
Shares redeemed	(2,405,719)	(3,642,911)	(106,105)	(236,421)	(78,393)	(328,356)

Net increase/(decrease) in Class AAA Shares	1,027,572	8,455,297	38,596	55,415	(46,111)	(228,829)

Class A
Shares sold	1,079,480	1,096,555	82,688	188,907	143	11,452
Shares issued upon reinvestment of distributions	298	13,791	—	—	53	280
Shares redeemed	(149,627)	(357,199)	(9,698)	(56,260)	(3,415)	(7,384)

Net increase/(decrease) in Class A Shares	930,151	753,147	72,990	132,647	(3,219)	4,348

Class B*
Shares sold	—	—	133	—	—	—
Shares issued upon reinvestment of distributions	2	394	—	—	—	—
Shares redeemed	(3,313)	(4,624)	(10)	—	(10)	—

Net increase/(decrease) in Class B Shares	(3,311)	(4,230)	123	—	(10)	—

Class C
Shares sold	778,175	988,773	21,470	27,074	121	8,822
Shares issued upon reinvestment of distributions	237	9,275	—	—	29	881
Shares redeemed	(86,494)	(285,572)	(7,621)	(12,713)	(21,693)	(12,725)

Net increase/(decrease) in Class C Shares	691,918	712,476	13,849	14,361	(21,543)	(3,022)

Class I**
Shares sold	269,749	1,102,323	50,385	19,535	356	946
Shares issued upon reinvestment of distributions	131	1,997	—	—	53	345
Shares redeemed	(126,059)	(246,385)	(2,035)	(7,039)	(3,170)	(7,880)

Net increase/(decrease) in Class I Shares	143,821	857,935	48,350	12,496	(2,761)	(6,589)

	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	1,060,840	6,213,830	734,933	3,966,708	259,058	495,853
Shares issued upon reinvestment of distributions	137,019	214,761	85,807	305,230	17,744	20,315
Shares redeemed	(3,944,367)	(7,524,253)	(1,919,045)	(4,679,971)	(85,868)	(273,157)

Net increase/(decrease) in Class AAA Shares	(2,746,508)	(1,095,662)	(1,098,305)	(408,033)	190,934	243,011

Class A
Shares sold	90,375	576,810	14,709	205,597	7,601	65,718
Shares issued upon reinvestment of distributions	5,445	3,019	3,154	11,556	635	813
Shares redeemed	(61,740)	(339,586)	(90,471)	(134,455)	(12,035)	(30,392)

Net increase/(decrease) in Class A Shares	34,080	240,243	(72,608)	82,698	(3,799)	36,139

Class B*
Shares sold	—	—	1,334	3,190	—	9,510
Shares issued upon reinvestment of distributions	2	—	25	98	84	65
Shares redeemed	(11)	(643)	(1,516)	(4,394)	(2,157)	(2,713)

Net increase/(decrease) in Class B Shares	(9)	(643)	(157)	(1,106)	(2,073)	6,862

Class C
Shares sold	10,545	69,307	13,745	501,603	19,473	64,466
Shares issued upon reinvestment of distributions	403	502	1,124	4,285	756	736
Shares redeemed	(12,252)	(9,620)	(45,119)	(139,637)	(20,718)	(58,414)

Net increase/(decrease) in Class C Shares	(1,304)	60,189	(30,250)	366,251	(489)	6,788

Class I**
Shares sold	51,195	24,086	71,237	18,594	11,266	16,543
Shares issued upon reinvestment of distributions	955	1,329	1,265	3,883	242	854
Shares redeemed	(21,704)	(22,407)	(50,399)	(14,400)	(29,053)	(22,963)

Net increase/(decrease) in Class I Shares	30,446	3,008	22,103	8,077	(17,545)	(5,566)

*	Income Fund’s Class B Shares were fully redeemed on December 1, 2009.

**	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2009.

GAMCO Westwood Funds
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
10. Fund Reorganization. Shareholders of the B.B. Micro-Cap Growth Fund (the “B.B. Fund”) approved an Agreement and Plan of Reorganization and Liquidation (the “Agreement”) between the B.B. Fund and the Mighty MitesSM Fund.
On March 27, 2009, the Mighty MitesSM Fund acquired all of the net assets of the B.B. Fund, pursuant to the Agreement. The acquisition was accomplished by a tax free exchange of 4,198,136.274 Class AAA Shares of the Mighty MitesSM Fund valued at $41,451,718 for the net assets of the B.B. Fund on March 27, 2009. One share of the B.B. Fund was converted into 0.563 share of the Mighty MitesSM Fund. The net assets of the Mighty MitesSM Fund immediately before the acquisition were $70,875,603. The net assets combined after the acquisition as of March 27, 2009 were $112,327,321.
Included in the net assets acquired by the Mighty MitesSM Fund were the following components:

		Net Unrealized
	Paid In Capital	Depreciation	Net Assets
B.B. Micro-Cap Growth Fund	$46,225,670	$(4,773,952)	$41,451,718
11. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
12. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

This page was intentionally left blank.

GAMCO Westwood Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE

Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE

Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE

Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH

GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH

GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME

Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY

GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR

GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE

Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN

GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME

GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO WESTWOOD FUNDS
GAMCO Westwood Mighty MitesSM Fund
GAMCO Westwood SmallCap Equity Fund
GAMCO Westwood Income Fund
GAMCO Westwood Equity Fund
GAMCO Westwood Balanced Fund
GAMCO Westwood Intermediate Bond Fund
One Corporate Center
Rye, New York 10580-1422
General and Account Information:
800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: www.tetonadv.com
e-mail: info@gabelli.com
Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President	Medical Director
Anthony J. Colavita, P.C.	Lawrence Hospital

JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer	Chairman
Financial Security Assurance	Zizza & Co., Ltd.
Holdings Ltd.
Officers

BRUCE N. ALPERT	AGNES MULLADY
President and Secretary	Treasurer

PETER D. GOLDSTEIN
Chief Compliance Officer
Investment Adviser
Teton Advisors, Inc.
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
This report is submitted for the information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ 110SR

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date	6/1/10

* Print the name and title of each signing officer under his or her signature.